UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21686

Oppenheimer Portfolio Series

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: January 31

Date of reporting period: 7/31/2017

Item 1. Reports to Stockholders.

Semiannual Report 7/31/2017

OppenheimerFunds®
The Right Way
to Invest

Oppenheimer
Portfolio Series Conservative Investor Fund

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 7/31/17

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	Bloomberg Barclays U.S. Aggregate Bond Index	S&P 500 Index
6-Month	4.77%	-1.26%	2.51%	9.51%
1-Year	4.61	-1.40	-0.51	16.04
5-Year	4.58	3.35	2.02	14.78
10-Year	1.17	0.57	4.44	7.74

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 5.75% maximum applicable sales charge except where “without sales charge” is indicated. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

2        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Fund Performance Discussion1

MARKET OVERVIEW

Over the six-month reporting period, markets continued their general risk-on mode that started after the surprise election of Donald Trump in November 2016. U.S. Gross Domestic Product growth continued to progress as employment and wage gains suggested the U.S. may be approaching full employment. Business and consumer confidence indicators were among their highest levels in the current expansion. While consumption growth has slowed modestly from a strong pace, the recovery in investment expenditures, a weaker dollar, and a stronger housing sector added to growth. The financial markets have grown quite comfortable with a continuation of U.S. economic growth of around 2.0% and inflation somewhat below that level. Outside of the U.S., growth tended to surprise to the upside. Europe, Canada, and Australia are a few examples. Emerging markets performed well during the reporting period. Global growth remained firm which helped the asset class to perform well.

As its dual mandates of full employment and price stability were approached, the Federal

Reserve Bank (the “Fed”) continued to reduce monetary accommodation and normalized rates. The Fed hiked interest rates 0.25% in March and June, and also signaled the potential for balance sheet normalization later this year, possibly in September, along with another hike in December. The unemployment rate fell slightly to 4.4% in April (and to 4.3% at period end), which is within the range of the Fed’s latest estimates of non-accelerating inflation rate of unemployment. The Fed has been less successful on their inflation mandate. Headline and core inflation fell over the second quarter of 2017 and continue to be at levels below the Fed’s stated target.

As mentioned above, market performance continued to be positive for most risk assets during the six-month reporting period, with equities performing positively. U.S. Treasury rates fell over the six-month period, with the 10-year Treasury rate ending the period at 2.30%. For the reporting period, credit sectors of the investment-grade fixed-income market posted positive absolute performance and also outperformed U.S. Treasuries.

1. The Fund is invested in Class I shares of all underlying funds discussed in this Fund Performance Discussion.

3 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

FUND REVIEW

Against this market backdrop, the Fund’s Class A shares (without sales charge) produced a total return of 4.77%. The Fund employs a combination of sophisticated quantitative tools and qualitative analysis to seek to construct a well-diversified, globally allocated portfolio. The portfolio is allocated among OppenheimerFunds’ actively managed funds according to risk and strategically rebalanced based on market conditions. At period end, the Fund had its largest exposure to fixed-income funds. In an environment that favored equities over fixed-income, the Fund’s diversified allocation resulted in outperformance versus the Bloomberg Barclays U.S. Aggregate Bond Index’s return of 2.51% and underperformance versus the S&P 500 Index’s return of 9.51%.

Equity funds produced the strongest contribution to the Fund’s total return. All of the Fund’s domestic and foreign equity holdings provided positive returns, with Oppenheimer Capital Appreciation Fund providing the strongest contribution to return. Oppenheimer Capital Appreciation Fund typically invests in large-cap U.S. growth stocks. In an environment where growth outperformed value, the underlying fund benefited. That said, value also produced positive returns this period and Oppenheimer Value Fund was the second largest contributor to performance. All of the underlying foreign equity funds produced positive results for the Fund this period as well, led by Oppenheimer International Equity Fund and Oppenheimer International Growth Fund. European markets have outperformed U.S. markets during this reporting period. This benefited both of these underlying funds, which have large allocations to Europe. Oppenheimer International Equity Fund also benefited from its exposure to emerging markets, which performed well this period, as mentioned earlier. The strong performance of emerging markets also benefited the performance of Oppenheimer Developing Markets Fund.

Although fixed-income underperformed equities this reporting period, the Fund did receive positive contributions from each of its fixed-income holdings, led by its exposure to Oppenheimer Total Return Bond Fund, which was named Oppenheimer Core Bond Fund prior to June 1, 2017. This underlying fund benefited from its exposure to non-agency mortgage-backed securities (“MBS”) and underweight position in U.S. Treasuries. Its position in investment grade corporate bonds also benefited results. Another top performer was Oppenheimer International Bond Fund, which typically invests in international fixed income securities in both developed and emerging market countries. This underlying fund invests in three major risk categories, or levers – interest rates (typically government bonds), currencies, and credit (corporate bonds and other fixed-income instruments containing credit risk). All three areas produced positive absolute results.

The Fund’s allocation to alternative funds also produced positive absolute returns. The strongest contributor to the Fund’s performance in this area was Oppenheimer

4 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Real Estate Fund. Overall, real estate conditions have generally been healthy. Real estate fundamentals are currently driving earnings growth and dividend yields are

Mark Hamilton Portfolio Manager

attractive. Demand remains steady for quality real estate and overall new supply levels remain in check.

Dokyoung Lee, CFA Portfolio Manager

5 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Top Holdings and Allocations

ASSET CLASS ALLOCATION

Domestic Fixed Income Funds	41.4%
Domestic Equity Funds	24.3
Alternative Funds	18.3
Foreign Fixed Income Funds	11.1
Foreign Equity Funds	4.8
Money Market Funds	0.1

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2017, and are based on the total market value of investments.

TOP TEN HOLDINGS

Oppenheimer Total Return Bond Fund, Cl. I	25.4%
Oppenheimer International Bond Fund, Cl. I	11.1
Oppenheimer Limited-Term Government Fund, Cl. I	10.9
Oppenheimer Value Fund, Cl. I	10.6
Oppenheimer Capital Appreciation Fund, Cl. I	10.2
Oppenheimer Master Inflation Protected Securities Fund, LLC	6.9
Oppenheimer Master Loan Fund, LLC	5.1
Oppenheimer Global Multi Strategies Fund, Cl. I	4.3
Oppenheimer Real Estate Fund, Cl. I	3.2
Oppenheimer Fundamental Alternatives Fund, Cl. I	2.2

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2017, and are based on net assets. For more current Top 10 Fund holdings, please visit oppenheimerfunds.com.

6 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 7/31/17

	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OACIX)	4/5/05	4.77%	4.61%	4.58%	1.17%
Class B (OBCIX)	4/5/05	4.30	3.71	3.77	0.66
Class C (OCCIX)	4/5/05	4.26	3.73	3.80	0.38
Class R (ONCIX)	4/5/05	4.55	4.30	4.31	0.87
Class Y (OYCIX)	4/5/05	4.86	4.84	4.85	1.45
AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 7/31/17
	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OACIX)	4/5/05	-1.26%	-1.40%	3.35%	0.57%
Class B (OBCIX)	4/5/05	-0.70	-1.29	3.42	0.66
Class C (OCCIX)	4/5/05	3.26	2.73	3.80	0.38
Class R (ONCIX)	4/5/05	4.55	4.30	4.31	0.87
Class Y (OYCIX)	4/5/05	4.86	4.84	4.85	1.45

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800. CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 5.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C shares, the contingent deferred sales charge of 1% for the 1-year period. There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, 10-year returns for Class B shares reflect Class A performance for the period after conversion. See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

The Fund’s performance is compared to the performance of the S&P 500 Index and the Bloomberg Barclays U.S. Aggregate Bond Index. The S&P 500 Index is a capitalization-weighted index of 500 stocks intended to be a representative sample of leading companies in leading industries within the U.S. economy. The Bloomberg Barclays U.S. Aggregate Bond Index is an index of U.S.-dollar-denominated, investment-grade U.S. corporate government and mortgage-backed securities. The indices are unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the indices. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

7 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. or its affiliates.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

8 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2017.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended July 31, 2017” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

9 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Actual	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During 6 Months Ended July 31, 2017
Class A	$ 1,000.00	$ 1,047.70	$ 2.08
Class B	1,000.00	1,043.00	5.99
Class C	1,000.00	1,042.60	5.89
Class R	1,000.00	1,045.50	3.35
Class Y	1,000.00	1,048.60	0.81

Hypothetical (5% return before expenses)
Class A	1,000.00	1,022.76	2.06
Class B	1,000.00	1,018.94	5.92
Class C	1,000.00	1,019.04	5.82
Class R	1,000.00	1,021.52	3.31
Class Y	1,000.00	1,024.00	0.80

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended July 31, 2017 are as follows:

Class	Expense Ratios
Class A	0.41%
Class B	1.18
Class C	1.16
Class R	0.66
Class Y	0.16

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

10 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS July 31, 2017 Unaudited

	Shares	Value
Investment Companies—99.9%[1]
Alternative Funds—18.2%
Oppenheimer Fundamental Alternatives Fund, Cl. I	500,014	$14,005,405
Oppenheimer Global Multi Strategies Fund, Cl. I	1,169,816	27,443,891
Oppenheimer Gold & Special Minerals Fund, Cl. I	622,357	10,374,690
Oppenheimer Master Inflation Protected Securities Fund, LLC	3,698,643	44,406,072
Oppenheimer Real Estate Fund, Cl. I	788,914	20,156,756
		116,386,814
Domestic Equity Funds—24.3%
Oppenheimer Capital Appreciation Fund, Cl. I	1,015,581	64,733,101
Oppenheimer Main Street Mid Cap Fund, Cl. I	385,472	11,714,487
Oppenheimer Main Street Small Cap Fund, Cl. I	722,752	10,920,786
Oppenheimer Value Fund, Cl. I	1,810,326	67,724,283
		155,092,657
Domestic Fixed Income Funds—41.4%
Oppenheimer Limited-Term Government Fund, Cl. I	15,693,032	69,363,201
Oppenheimer Master Loan Fund, LLC	1,970,250	32,613,907
Oppenheimer Total Return Bond Fund, Cl. I	23,528,324	161,874,870
		263,851,978
Foreign Equity Funds—4.8%
Oppenheimer Developing Markets Fund, Cl. I	115,144	4,612,681
Oppenheimer International Equity Fund, Cl. I	509,475	10,653,114
Oppenheimer International Growth Fund, Cl. I	284,464	11,722,752
Oppenheimer International Small-Mid Company Fund, Cl. I	81,355	3,770,010
		30,758,557
Foreign Fixed Income Fund—11.1%
Oppenheimer International Bond Fund, Cl. I	11,863,257	70,705,012
Money Market Fund—0.1%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 0.94%[2]	564,271	564,271
Total Investments, at Value (Cost $590,507,301)	99.9%	637,359,289
Net Other Assets (Liabilities)	0.1	797,022

Net Assets	100.0%	$638,156,311

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares
	January 31,	Gross	Gross	Shares
	2017	Additions	Reductions	July 31, 2017

Oppenheimer Capital Appreciation Fund, Cl. I	1,047,702	18,671	50,792	1,015,581
Oppenheimer Developing Markets Fund, Cl. I	119,978	2,855	7,689	115,144
Oppenheimer Fundamental Alternatives Fund, Cl. I	520,002	11,369	31,357	500,014
Oppenheimer Global Multi Strategies Fund, Cl. I	1,218,770	27,901	76,855	1,169,816
Oppenheimer Gold & Special Minerals Fund, Cl. I	649,773	15,369	42,785	622,357

11 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Shares
	January 31,	Gross	Gross		Shares
	2017	Additions	Reductions		July 31, 2017

Oppenheimer Institutional Government Money Market Fund, Cl. E	865,415	170,661	471,805		564,271
Oppenheimer International Bond Fund, Cl. I	12,062,842	533,012	732,597		11,863,257
Oppenheimer International Equity Fund, Cl. I	529,090	11,645	31,260		509,475
Oppenheimer International Growth Fund, Cl. I	296,019	6,814	18,369		284,464
Oppenheimer International Small-Mid Company Fund, Cl. I	83,966	1,557	4,168		81,355
Oppenheimer Limited-Term Government Fund, Cl. I	16,199,892	505,290	1,012,150		15,693,032
Oppenheimer Main Street Mid Cap Fund, Cl. I	397,772	7,034	19,334		385,472
Oppenheimer Main Street Small Cap Fund, Cl. I	747,643	14,329	39,220		722,752
Oppenheimer Master Inflation Protected Securities Fund, LLC	3,849,228	85,433	236,018		3,698,643
Oppenheimer Master Loan Fund, LLC	2,043,568	41,624	114,942		1,970,250
Oppenheimer Real Estate Fund, Cl. I	807,449	21,145	39,680		788,914
Oppenheimer Total Return Bond Fund, Cl. Ia	24,074,319	870,192	1,416,187		23,528,324
Oppenheimer Value Fund, Cl. I	1,862,407	43,919	96,000		1,810,326

					Realized Gain
		Value	Income		(Loss)

Oppenheimer Capital Appreciation Fund, Cl. I		$64,733,101	$—		$1,174,574
Oppenheimer Developing Markets Fund, Cl. I		4,612,681	—		66,604
Oppenheimer Fundamental Alternatives Fund, Cl. I		14,005,405	—		16,730
Oppenheimer Global Multi Strategies Fund, Cl. I		27,443,891	—		15,351
Oppenheimer Gold & Special Minerals Fund, Cl. I		10,374,690	—		55,973
Oppenheimer Institutional Government Money Market Fund, Cl. E		564,271	2,489		—
Oppenheimer International Bond Fund, Cl. I		70,705,012	1,549,245		159,279
Oppenheimer International Equity Fund, Cl. I		10,653,114	—		164,064
Oppenheimer International Growth Fund, Cl. I		11,722,752	—		299,304
Oppenheimer International Small-Mid Company Fund, Cl. I		3,770,010	—		99,024
Oppenheimer Limited-Term Government Fund, Cl. I		69,363,201	614,925		(30,740)
Oppenheimer Main Street Mid Cap Fund, Cl. I		11,714,487	—		230,387
Oppenheimer Main Street Small Cap Fund, Cl. I		10,920,786	—		109,015
Oppenheimer Master Inflation Protected Securities Fund, LLC		44,406,072	704,030	[b]	26,440[b]
Oppenheimer Master Loan Fund, LLC		32,613,907	956,607	[c]	(717)[c]
Oppenheimer Real Estate Fund, Cl. I		20,156,756	171,259		527,594
Oppenheimer Total Return Bond Fund, Cl. Ia		161,874,870	2,434,077		765,878

12 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Footnotes to Statement of Investments (Continued)

			Realized Gain
	Value	Income	(Loss)

Oppenheimer Value Fund, Cl. I	$67,724,283	$327,001	$1,716,638

Total	$637,359,289	$6,759,633	$5,395,398

a. Prior to June 1, 2017, this fund was named Oppenheimer Core Bond Fund.

b. Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.

c. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

2. Rate shown is the 7-day yield at period end.

See accompanying Notes to Financial Statements.

13 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES July 31, 2017 Unaudited

Assets
Investments, at value—see accompanying statement of investments—affiliated companies (cost $590,507,301)	$637,359,289

Cash	1,152,250

Receivables and other assets:
Dividends	765,855
Shares of beneficial interest sold	209,963
Investments sold	189,748
Other	29,960

Total assets	639,707,065

Liabilities
Payables and other liabilities:
Investments purchased	768,883
Shares of beneficial interest redeemed	588,232
Distribution and service plan fees	134,158
Trustees’ compensation	34,070
Shareholder communications	7,234
Other	18,177

Total liabilities	1,550,754

Net Assets	$638,156,311

Composition of Net Assets
Par value of shares of beneficial interest	$67,802

Additional paid-in capital	665,029,308

Accumulated net investment income	8,373,920

Accumulated net realized loss on investments	(82,166,707)

Net unrealized appreciation on investments	46,851,988
Net Assets	$638,156,311

14 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $443,802,368 and 46,982,981 shares of beneficial interest outstanding)	$9.45
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$10.03

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $3,937,120 and 416,472 shares of beneficial interest outstanding)	$9.45

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $140,173,491 and 15,072,316 shares of beneficial interest outstanding)	$9.30

Class R Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $44,202,075 and 4,694,187 shares of beneficial interest outstanding)	$9.42

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $6,041,257 and 636,181 shares of beneficial interest outstanding)	$9.50

See accompanying Notes to Financial Statements.

15 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

STATEMENT OF

OPERATIONS For the Six Months Ended July 31, 2017 Unaudited

Allocation of Income and Expenses from Master Funds[1]
Net investment income allocated from Oppenheimer Master Inflation Protected Securities Fund, LLC:
Interest	$702,846
Dividends	1,184
Net expenses	(105,141)

Net investment income allocated from Oppenheimer Master Inflation Protected Securities Fund, LLC	598,889

Net investment income allocated from Oppenheimer Master Loan Fund, LLC:
Interest	956,607
Net expenses	(58,476)

Net investment income allocated from Oppenheimer Master Loan Fund, LLC	898,131

Total allocation of net investment income from master funds	1,497,020

Investment Income
Dividends - affiliated companies (net of foreign withholding taxes of $49,485)	5,098,996

Interest	3,391

Total investment income	5,102,387

Expenses

Distribution and service plan fees:
Class A	536,104
Class B	25,248
Class C	707,702
Class R	107,089

Transfer and shareholder servicing agent fees:
Class A	480,170
Class B	5,575
Class C	156,401
Class R	47,536
Class Y	6,099

Shareholder communications:
Class A	6,792
Class B	364
Class C	2,388
Class R	384
Class Y	62

Trustees’ compensation	4,436

Custodian fees and expenses	1,696

Other	26,931

Total expenses	2,114,977
Less waivers and reimbursements of expenses	(371,770)

Net expenses	1,743,207

Net Investment Income	4,856,200

16 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Realized and Unrealized Gain (Loss)
Net realized gain on affiliated companies	$5,369,675

Net realized gain (loss) allocated from:
Oppenheimer Master Inflation Protected Securities Fund, LLC	26,440
Oppenheimer Master Loan Fund, LLC	(717)

Net realized gain	5,395,398

Net change in unrealized appreciation/depreciation on investment transactions	18,996,687

Net change in unrealized appreciation/depreciation allocated from:
Oppenheimer Master Inflation Protected Securities Fund, LLC	(411,013)
Oppenheimer Master Loan Fund, LLC	(214,239)

Net change in unrealized appreciation/depreciation	18,371,435

Net Increase in Net Assets Resulting from Operations	$28,623,033

1. The Fund invests in certain affiliated mutual funds that expect to be treated as partnerships for tax purposes. See Note 4 of the accompanying Notes.

See accompanying Notes to Financial Statements.

17 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2017	Year Ended
	(Unaudited)	January 31, 2017

Operations
Net investment income	$4,856,200	$12,447,789

Net realized gain	5,395,398	4,962,814

Net change in unrealized appreciation/depreciation	18,371,435	28,019,826

Net increase in net assets resulting from operations	28,623,033	45,430,429

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	—	(9,034,827)
Class B	—	(66,676)
Class C	—	(2,025,777)
Class R	—	(800,365)
Class Y	—	(122,045)

	—	(12,049,690)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(5,067,313)	25,104,936
Class B	(2,899,740)	(5,277,621)
Class C	(13,231,537)	(12,054,247)
Class R	(463,928)	5,319,866
Class Y	501,618	(58,536)

	(21,160,900)	13,034,398

Net Assets
Total increase	7,462,133	46,415,137

Beginning of period	630,694,178	584,279,041

End of period (including accumulated net investment income of $8,373,920 and $3,517,720, respectively)	$638,156,311	$630,694,178

See accompanying Notes to Financial Statements.

18 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017	Year Ended January 29, 2016[1]	Year Ended January 30, 2015[1]	Year Ended January 31, 2014	Year Ended January 31, 2013
Per Share Operating Data
Net asset value, beginning of period	$9.02	$8.54	$9.07	$8.74	$8.57	$8.13
Income (loss) from investment operations:
Net investment income[2]	0.08	0.20	0.15	0.17	0.18	0.20
Net realized and unrealized gain (loss)	0.35	0.47	(0.48)	0.31	0.14	0.42

Total from investment operations	0.43	0.67	(0.33)	0.48	0.32	0.62
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.19)	(0.20)	(0.15)	(0.15)	(0.18)
Net asset value, end of period	$9.45	$9.02	$8.54	$9.07	$8.74	$8.57

Total Return, at Net Asset Value[3]	4.77%	7.92%	(3.68)%	5.54%	3.75%	7.62%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$443,802	$428,722	$381,636	$377,253	$328,792	$312,860
Average net assets (in thousands)	$440,353	$413,080	$385,849	$356,752	$321,008	$263,955
Ratios to average net assets:[4,5]
Net investment income	1.73%	2.22%	1.70%	1.84%	2.04%	2.33%
Expenses excluding specific expenses listed below	0.53%	0.54%	0.54%	0.53%	0.52%	0.49%
Interest and fees from borrowings	0.00%	0.00%[6]	0.00%[6]	0.00%	0.00%	0.00%

Total expenses[7]	0.53%	0.54%	0.54%	0.53%	0.52%	0.49%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.41%	0.44%	0.44%	0.43%	0.41%	0.41%
Portfolio turnover rate	3%	9%	10%	14%	12%	27%

19 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2017	1.05%
Year Ended January 31, 2017	1.08%
Year Ended January 29, 2016	1.07%
Year Ended January 30, 2015	1.06%
Year Ended January 31, 2014	1.08%
Year Ended January 31, 2013	1.08%

See accompanying Notes to Financial Statements.

20 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Class B	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017	Year Ended January 29, 2016[1]	Year Ended January 30, 2015[1]	Year Ended January 31, 2014	Year Ended January 31, 2013
Per Share Operating Data
Net asset value, beginning of period	$9.06	$8.54	$9.05	$8.70	$8.52	$8.07
Income (loss) from investment operations:
Net investment income[2]	0.04	0.13	0.09	0.09	0.10	0.12
Net realized and unrealized gain (loss)	0.35	0.48	(0.49)	0.33	0.15	0.43

Total from investment operations	0.39	0.61	(0.40)	0.42	0.25	0.55
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.09)	(0.11)	(0.07)	(0.07)	(0.10)
Net asset value, end of period	$9.45	$9.06	$8.54	$9.05	$8.70	$8.52

Total Return, at Net Asset Value[3]	4.30%	7.12%	(4.45)%	4.78%	2.90%	6.84%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,937	$6,617	$11,285	$17,607	$23,457	$30,526
Average net assets (in thousands)	$5,089	$8,872	$14,222	$20,359	$26,741	$30,910
Ratios to average net assets:[4,5]
Net investment income	0.94%	1.43%	0.95%	1.04%	1.16%	1.47%
Expenses excluding specific expenses listed below	1.30%	1.30%	1.30%	1.28%	1.31%	1.31%
Interest and fees from borrowings	0.00%	0.00%[6]	0.00%[6]	0.00%	0.00%	0.00%

Total expenses[7]	1.30%	1.30%	1.30%	1.28%	1.31%	1.31%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.18%	1.20%	1.20%	1.18%	1.20%	1.23%
Portfolio turnover rate	3%	9%	10%	14%	12%	27%

21 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2017	1.82%
Year Ended January 31, 2017	1.84%
Year Ended January 29, 2016	1.83%
Year Ended January 30, 2015	1.81%
Year Ended January 31, 2014	1.87%
Year Ended January 31, 2013	1.90%

See accompanying Notes to Financial Statements.

22 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Class C	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017	Year Ended January 29, 2016[1]	Year Ended January 30, 2015[1]	Year Ended January 31, 2014	Year Ended January 31, 2013
Per Share Operating Data
Net asset value, beginning of period	$8.92	$8.43	$8.96	$8.63	$8.47	$8.04
Income (loss) from investment operations:
Net investment income[2]	0.04	0.13	0.08	0.10	0.11	0.13
Net realized and unrealized gain (loss)	0.34	0.48	(0.48)	0.32	0.14	0.42

Total from investment operations	0.38	0.61	(0.40)	0.42	0.25	0.55
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.12)	(0.13)	(0.09)	(0.09)	(0.12)
Net asset value, end of period	$9.30	$8.92	$8.43	$8.96	$8.63	$8.47

Total Return, at Net Asset Value[3]	4.26%	7.28%	(4.48)%	4.83%	2.89%	6.90%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$140,174	$147,359	$150,838	$163,041	$153,973	$153,128
Average net assets (in thousands)	$143,342	$153,128	$159,469	$160,307	$154,195	$131,124
Ratios to average net assets:[4,5]
Net investment income	0.97%	1.47%	0.95%	1.08%	1.26%	1.59%
Expenses excluding specific expenses listed below	1.28%	1.29%	1.29%	1.28%	1.28%	1.23%
Interest and fees from borrowings	0.00%	0.00%[6]	0.00%[6]	0.00%	0.00%	0.00%

Total expenses[7]	1.28%	1.29%	1.29%	1.28%	1.28%	1.23%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.16%	1.19%	1.19%	1.18%	1.17%	1.15%
Portfolio turnover rate	3%	9%	10%	14%	12%	27%

23 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2017	1.80%
Year Ended January 31, 2017	1.83%
Year Ended January 29, 2016	1.82%
Year Ended January 30, 2015	1.81%
Year Ended January 31, 2014	1.84%
Year Ended January 31, 2013	1.82%

See accompanying Notes to Financial Statements.

24 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Class R	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017	Year Ended January 29, 2016[1]	Year Ended January 30, 2015[1]	Year Ended January 31, 2014	Year Ended January 31, 2013
Per Share Operating Data
Net asset value, beginning of period	$9.01	$8.53	$9.05	$8.72	$8.55	$8.10
Income (loss) from investment operations:
Net investment income[2]	0.07	0.18	0.13	0.14	0.15	0.17
Net realized and unrealized gain (loss)	0.34	0.47	(0.48)	0.32	0.14	0.43

Total from investment operations	0.41	0.65	(0.35)	0.46	0.29	0.60
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.17)	(0.17)	(0.13)	(0.12)	(0.15)
Net asset value, end of period	$9.42	$9.01	$8.53	$9.05	$8.72	$8.55

Total Return, at Net Asset Value[3]	4.55%	7.71%	(3.89)%	5.28%	3.40%	7.40%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$44,202	$42,716	$35,442	$42,872	$43,246	$50,510
Average net assets (in thousands)	$43,590	$38,675	$39,789	$43,215	$47,223	$46,844
Ratios to average net assets:[4,5]
Net investment income	1.48%	1.99%	1.44%	1.58%	1.69%	2.00%
Expenses excluding specific expenses listed below	0.78%	0.79%	0.79%	0.78%	0.79%	0.80%
Interest and fees from borrowings	0.00%	0.00%[6]	0.00%[6]	0.00%	0.00%	0.00%

Total expenses[7]	0.78%	0.79%	0.79%	0.78%	0.79%	0.80%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.66%	0.69%	0.69%	0.68%	0.68%	0.72%
Portfolio turnover rate	3%	9%	10%	14%	12%	27%

25 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2017	1.30%
Year Ended January 31, 2017	1.33%
Year Ended January 29, 2016	1.32%
Year Ended January 30, 2015	1.31%
Year Ended January 31, 2014	1.35%
Year Ended January 31, 2013	1.39%

See accompanying Notes to Financial Statements.

26 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Class Y	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017	Year Ended January 29, 2016[1]	Year Ended January 30, 2015[1]	Year Ended January 31, 2014	Year Ended January 31, 2013
Per Share Operating Data
Net asset value, beginning of period	$9.06	$8.57	$9.10	$8.77	$8.60	$8.15
Income (loss) from investment operations:
Net investment income[2]	0.09	0.23	0.17	0.20	0.21	0.22
Net realized and unrealized gain (loss)	0.35	0.47	(0.49)	0.31	0.14	0.43

Total from investment operations	0.44	0.70	(0.32)	0.51	0.35	0.65
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.21)	(0.21)	(0.18)	(0.18)	(0.20)
Net asset value, end of period	$9.50	$9.06	$8.57	$9.10	$8.77	$8.60

Total Return, at Net Asset Value[3]	4.86%	8.27%	(3.54)%	5.85%	4.01%	7.96%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,041	$5,280	$5,078	$6,947	$3,546	$2,886
Average net assets (in thousands)	$5,608	$5,067	$7,659	$4,601	$3,099	$2,922
Ratios to average net assets:[4,5]
Net investment income	1.97%	2.52%	1.93%	2.22%	2.37%	2.58%
Expenses excluding specific expenses listed below	0.28%	0.29%	0.29%	0.28%	0.27%	0.21%
Interest and fees from borrowings	0.00%	0.00%[6]	0.00%[6]	0.00%	0.00%	0.00%

Total expenses[7]	0.28%	0.29%	0.29%	0.28%	0.27%	0.21%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.16%	0.19%	0.19%	0.18%	0.16%	0.13%
Portfolio turnover rate	3%	9%	10%	14%	12%	27%

27 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2017	0.80%
Year Ended January 31, 2017	0.83%
Year Ended January 29, 2016	0.82%
Year Ended January 30, 2015	0.81%
Year Ended January 31, 2014	0.83%
Year Ended January 31, 2013	0.80%

See accompanying Notes to Financial Statements.

28 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS July 31, 2017 Unaudited

1. Organization

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. Conservative Investor Fund (the “Fund”) is a series of the Trust whose investment objective is to seek total return. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

The Fund offers Class A, Class C, Class R and Class Y shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares are permitted, however reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds are allowed. Purchases of Class R shares occurring on or after July 1, 2014, will not be subject to a CDSC upon redemption. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C and Class R shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class R shares are sold only through retirement plans. Retirement plans that offer Class R shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and R shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies followed in the Fund’s preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

29 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Dividend distributions received from the Underlying Funds are recorded on the ex-dividend date. Upon receipt of notification from an Underlying Fund, and subsequent to the ex-dividend date, some of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the Underlying Fund and/or increasing the realized gain on sales of investments in the Underlying Fund.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the Prime Rate plus 0.35%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. The Fund has analyzed its tax positions for the fiscal year ended January 31, 2017, including open tax years, and does not believe there are any uncertain tax positions requiring recognition in the Fund’s financial statements.

30 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

2. Significant Accounting Policies (Continued)

During the fiscal year ended January 31, 2017, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. Details of the fiscal year ended January 31, 2017 capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. Capital losses with no expiration will be carried forward to future years if not offset by gains.

Expiring
2019	$43,958,240
No expiration	3,172,700

Total	$47,130,940

At period end, it is estimated that the capital loss carryforwards would be $41,735,542 expiring by 2019. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the reporting period, it is estimated that the Fund will utilize $5,395,398 of capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net realized gains presented in those financial statements in accordance with U.S. GAAP. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$629,132,748

Gross unrealized appreciation	$26,888,284
Gross unrealized depreciation	(18,661,743)

Net unrealized appreciation	$8,226,541

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncement. In October 2016, the Securities and Exchange Commission (“SEC”) adopted amendments to rules under the Investment Company Act of

31 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in, and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is for reporting periods ended after August 1, 2017. The implementation of the rules will not have a material impact on the Fund’s financial statements.

3. Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable investment companies. For each investment company, the net asset value per share for a class of shares is determined as of 4:00 P.M. eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange. This is calculated by dividing the value of the investment company’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

32 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

3. Securities Valuation (Continued)

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are measured using net asset value and are classified as Level 2 in the fair value hierarchy. The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities at period end based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Investment Companies	$560,339,310	$77,019,979	$—	$637,359,289

Total Assets	$560,339,310	$77,019,979	$—	$637,359,289

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Risks of Investing in the Underlying Funds. The Fund invests in other mutual funds advised by the Manager. The Underlying Funds are registered open-end management investment companies under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Underlying Funds. The Fund’s Investments in Underlying Funds are included in the Statement of Investments. Shares of Underlying Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Underlying Funds’ expenses, including their management fee.

33 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Significant Holdings. At period end, the Fund’s investment in Oppenheimer Total Return Bond Fund accounted for 25.4% of the Fund’s net assets. Additional information on Oppenheimer Total Return Bond Fund including the audited financials, can be found on the SEC website.

Investment in Oppenheimer Institutional Government Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”) to seek current income while preserving liquidity or for defensive purposes. IGMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act, as amended. The Manager is the investment adviser of IGMMF, and the Sub-Adviser provides investment and related advisory services to IGMMF. When applicable, the Fund’s investment in IGMMF is included in the Statement of Investments. Shares of IGMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IGMMF’s Class E expenses, including its management fee.

Investment in Oppenheimer Master Funds. Certain Underlying Funds in which the Fund invests are mutual funds registered under the 1940 Act, as amended, that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC (“Master Loan”) and Oppenheimer Master Inflation Protected Securities Fund, LLC (“Master Inflation Protected Securities”) (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Master Loan is to seek income. The investment objective of Master Inflation Protected Securities is to seek total return. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Fund owns 2.1% of Master Loan and 28.6% of Master Inflation Protected Securities at period end.

34 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended July 31, 2017		Year Ended January 31, 2017
	Shares	Amount	Shares	Amount

Class A
Sold	4,434,886	$40,819,104	12,265,538	$110,019,935
Dividends and/or distributions reinvested	—	—	998,558	8,866,800
Redeemed	(4,967,170)	(45,886,417)	(10,445,651)	(93,781,799)

Net increase (decrease)	(532,284)	$(5,067,313)	2,818,445	$25,104,936

35 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

6. Shares of Beneficial Interest (Continued)

	Six Months Ended July 31, 2017		Year Ended January 31, 2017
	Shares	Amount	Shares	Amount

Class B
Sold	8,292	$77,337	72,454	$652,263
Dividends and/or distributions reinvested	—	—	7,456	66,585
Redeemed	(321,767)	(2,977,077)	(671,142)	(5,996,469)

Net decrease	(313,475)	$(2,899,740)	(591,232)	$(5,277,621)

Class C
Sold	1,293,690	$11,765,969	3,477,228	$30,675,565
Dividends and/or distributions reinvested	—	—	227,221	1,995,245
Redeemed	(2,748,036)	(24,997,506)	(5,060,265)	(44,725,057)

Net decrease	(1,454,346)	$(13,231,537)	(1,355,816)	$(12,054,247)

Class R
Sold	719,314	$6,620,256	1,700,052	$15,266,241
Dividends and/or distributions reinvested	—	—	85,218	755,036
Redeemed	(768,420)	(7,084,184)	(1,199,298)	(10,701,411)

Net increase (decrease)	(49,106)	$(463,928)	585,972	$5,319,866

Class Y
Sold	328,967	$3,043,787	344,015	$3,074,103
Dividends and/or distributions reinvested	—	—	13,168	117,323
Redeemed	(275,656)	(2,542,169)	(366,911)	(3,249,962)

Net increase (decrease)	53,311	$501,618	(9,728)	$(58,536)

7. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IGMMF, for the reporting period were as follows:

	Purchases	Sales
Investment securities	$18,470,297	$36,973,013

8. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from the Fund’s investments in the Underlying Funds. The weighted indirect management fees collected from the Fund’s investment in the Underlying Funds, as a percent of average daily net assets of the Fund for the reporting period was 0.46%. This amount is gross of any waivers or reimbursements of management fees implemented at the Underlying Fund level. Under the sub-advisory agreement effective January 1, 2013, the Manager pays the Sub-Adviser a percentage of the indirect management fees (after all applicable waivers) from the Fund’s investments in the Underlying Funds.

36 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

8. Fees and Other Transactions with Affiliates (Continued)

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the indirect investment management fee collected by the Manager, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets, which shall be calculated after any applicable fee waivers. Fees incurred and average net assets for each class with respect to these services are detailed in the Statement of Operations and Financial Highlights, respectively.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s Independent Trustees. Benefits are based on years of service and fees paid to each Trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active Independent Trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the reporting period, the Fund’s projected benefit obligations, payments to retired Trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$—
Payments Made to Retired Trustees	—
Accumulated Liability as of July 31, 2017	9,655

The Fund’s Board of Trustees (“Board”) has adopted a compensation deferral plan for Independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees

37 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

8. Fees and Other Transactions with Affiliates (Continued)

under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class B, Class C and Class R Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class R shares pursuant to Rule 12b-1 under the 1940 Act to compensate the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares’ daily net assets and 0.25% on Class R shares’ daily net assets. The Fund also pays a service fee under the Plans at an annual rate of 0.25% of daily net assets. The Plans continue in effect from year to year only if the Fund’s Board of Trustees votes annually to approve their continuance at an in person meeting called for that purpose. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

Sales Charges. Front-end sales charges and CDSC do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class R
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor	Distributor

July 31, 2017	$78,888	$287	$2,465	$5,551	$—

38 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

8. Fees and Other Transactions with Affiliates (Continued)

Waivers and Reimbursements of Expenses. Prior to June 1, 2017, the Manager voluntarily waived fees and/or reimbursed the Fund for certain expenses in order to limit “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses”, (the combined direct (Fund level) and indirect (Underlying Fund level) expenses), to the annual rate of 1.25%, 2.00%, 2.00%, 1.50% and 1.00%, for Class A, Class B, Class C, Class R and Class Y, respectively. Effective June 1, 2017, this expense limitation has been removed.

Effective January 1, 2017, the Transfer Agent has voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to 0.015% of average annual net assets for Classes A, B, C, R and Y.

During the reporting period, the Transfer Agent waived fees and/or reimbursed the Fund for transfer agent and shareholder servicing agent fees as follows:

Class A	$38,214
Class B	465
Class C	12,562
Class R	3,782
Class Y	483

This fee waiver and/or reimbursement may be terminated at any time.

The Manager has also contractually agreed to waive fees and/or reimburse certain Fund expenses at an annual rate of 0.10% as calculated on the daily net assets of the Fund. This waiver and/or reimbursement is applied after (and in addition to) any other applicable waiver and/or expense reimbursements that may apply. During the reporting period, the Manager waived fees and/or reimbursed the Fund $316,264.

39 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES;

UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Guidelines under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Guidelines is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

40 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
Beth Ann Brown, Trustee
Edmund P. Giambastiani, Jr., Trustee
Elizabeth Krentzman, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Joanne Pace, Trustee
Daniel Vandivort, Trustee
Arthur P. Steinmetz, Trustee, President and Principal Executive Officer
Mark Hamilton, Vice President
Dokyoung Lee, Vice President
Cynthia Lo Bessette, Secretary and Chief Legal Officer
Jennifer Foxson, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money
Laundering Office
Brian S. Petersen, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder	OFI Global Asset Management, Inc.
Servicing Agent

Sub-Transfer Agent	Shareholder Services, Inc.
DBA OppenheimerFunds Services

Independent Registered	KPMG LLP
Public Accounting Firm

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2017 OppenheimerFunds, Inc. All rights reserved.

41 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain nonpublic personal information about our shareholders from the following sources:

•	Applications or other forms
•	When you create a user ID and password for online account access
•	When you enroll in eDocs Direct,SM our electronic document delivery service
•	Your transactions with us, our affiliates or others
•	Technologies on our website, including: “cookies” and web beacons, which are used to collect data on the pages you visit and the features you use.

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

Copies of confirmations, account statements and other documents reporting activity in your fund accounts are made available to your financial advisor (as designated by you). We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

42 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website. As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 256-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.
•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, safeguard that information. Also, take special precautions when accessing your account on a computer used by others.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated November 2016. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about this privacy policy, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).

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47 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

OppenheimerFunds®

The Right Way

to Invest

Visit us at oppenheimerfunds.com for 24-hr access to account information and transactions or call us at 800.CALL OPP (800.225.5677) for 24-hr automated information and automated transactions. Representatives also available Mon–Fri 8am-8pm ET.

Visit Us oppenheimerfunds.com Call Us 800 225 5677

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Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.

225 Liberty Street, New York, NY 10281-1008

© 2017 OppenheimerFunds Distributor, Inc. All rights reserved.

RS0540.001.0717 September 26, 2017

Semiannual Report 7/31/2017

OppenheimerFunds®
The Right Way
to Invest

Oppenheimer Portfolio Series Moderate Investor Fund

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 7/31/17

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	Bloomberg Barclays U.S. Aggregate Bond Index	S&P 500 Index

6-Month	7.51%	1.32%	2.51%	9.51%
1-Year	9.64	3.34	-0.51	16.04
5-Year	7.70	6.43	2.02	14.78
10-Year	2.66	2.05	4.44	7.74

Performance data quoted represents past performance, which does not guarantee future results.

The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 5.75% maximum applicable sales charge except where “without sales charge” is indicated. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

2      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

Fund Performance Discussion1

MARKET OVERVIEW

Over the six-month reporting period, markets continued their general risk-on mode that started after the surprise election of Donald Trump in November 2016. U.S. Gross Domestic Product growth continued to progress as employment and wage gains suggested the U.S. may be approaching full employment. Business and consumer confidence indicators were among their highest levels in the current expansion. While consumption growth has slowed modestly from a strong pace, the recovery in investment expenditures, a weaker dollar, and a stronger housing sector added to growth. The financial markets have grown quite comfortable with a continuation of U.S. economic growth of around 2.0% and inflation somewhat below that level. Outside of the U.S., growth tended to surprise to the upside. Europe, Canada, and Australia are a few examples. Emerging markets performed well during the reporting period. Global growth remained firm which helped the asset class to perform well.

As its dual mandates of full employment and price stability were approached, the Federal Reserve Bank (the “Fed”) continued to reduce monetary accommodation and normalized rates. The Fed hiked interest rates 0.25% in March and June, and also signaled the potential for balance sheet normalization later this year, possibly in September, along with another hike in December. The unemployment rate fell slightly to 4.4% in April (and to 4.3% at period end), which is within the range of the Fed’s latest estimates of non-accelerating inflation rate of unemployment. The Fed has been less successful on their inflation mandate. Headline and core inflation fell over the second quarter of 2017 and continue to be at levels below the Fed’s stated target.

As mentioned above, market performance continued to be positive for most risk assets during the six-month reporting period, with equities performing positively. U.S. Treasury rates fell over the six-month period, with the 10-year Treasury rate ending the period at 2.30%. For the reporting period, credit sectors of the investment-grade fixed-income market posted positive absolute performance and also outperformed U.S. Treasuries.

FUND REVIEW

Against this market backdrop, the Fund’s Class A shares (without sales charge) produced a total return of 7.51%. The Fund employs a combination of sophisticated quantitative tools and qualitative analysis to seek to construct a well-diversified, globally allocated portfolio. The portfolio is allocated among OppenheimerFunds’ actively managed

1. The Fund is invested in Class I shares of all underlying funds discussed in this Fund Performance Discussion.

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funds according to risk and strategically rebalanced based on market conditions. In an environment that favored equities over fixed-income, the Fund’s diversified allocation resulted in outperformance versus the Bloomberg Barclays U.S. Aggregate Bond Index’s return of 2.51% and underperformance versus the S&P 500 Index’s return of 9.51%.

Equity funds produced the strongest contribution to the Fund’s total return. All of the Fund’s domestic and foreign equity holdings provided positive returns, with Oppenheimer Capital Appreciation Fund providing the strongest contribution to return. Oppenheimer Capital Appreciation Fund typically invests in large-cap U.S. growth stocks. In an environment where growth outperformed value, the underlying fund benefited. That said, value also produced positive returns this period and Oppenheimer Value Fund was the second largest contributor to performance. All of the underlying foreign equity funds produced positive results for the Fund this period as well, led by Oppenheimer International Equity Fund and Oppenheimer International Growth Fund. European markets have outperformed U.S. markets during this reporting period. This benefited both of these underlying funds, which have large allocations to Europe. Oppenheimer International Equity Fund also benefited from its exposure to emerging markets, which performed well this period, as mentioned earlier. The strong performance of emerging markets also benefited the performance of Oppenheimer Developing Markets Fund.

Although fixed-income underperformed equities this reporting period, the Fund did receive positive contributions from each of its fixed-income holdings, led by its exposure to Oppenheimer Total Return Bond Fund, which was named Oppenheimer Core Bond Fund prior to June 1, 2017. This underlying fund benefited from its exposure to non-agency mortgage-backed securities (“MBS”) and underweight position in U.S. Treasuries. Its position in investment grade corporate bonds also benefited results. Another top performer was Oppenheimer International Bond Fund, which typically invests in international fixed income securities in both developed and emerging market countries. This underlying fund invests in three major risk categories, or levers – interest rates (typically government bonds), currencies, and credit (corporate bonds and other fixed-income instruments containing credit risk). All three areas produced positive absolute results.

The Fund’s allocation to alternative funds also produced positive absolute returns. The strongest contributor to the Fund’s performance in this area was Oppenheimer Real Estate Fund. Overall, real estate conditions have generally been healthy. Real estate fundamentals are currently driving earnings growth and dividend yields are

4      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

attractive. Demand remains steady for quality real estate and overall new supply levels remain in check.

Mark Hamilton Portfolio Manager	Dokyoung Lee, CFA Portfolio Manager

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Top Holdings and Allocations

ASSET CLASS ALLOCATION

Domestic Equity Funds	44.7%
Domestic Fixed Income Funds	23.5
Foreign Equity Funds	16.2
Alternative Funds	9.2
Foreign Fixed Income Funds	6.3
Money Market Funds	0.1

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2017, and are based on the total market value of investments.

TOP TEN HOLDINGS

Oppenheimer Value Fund, Cl. I	19.5%
Oppenheimer Capital Appreciation Fund, Cl. I	18.7
Oppenheimer Total Return Bond Fund, Cl. I	14.4
Oppenheimer International Bond Fund, Cl. I	6.3
Oppenheimer International Growth Fund, Cl. I	6.2
Oppenheimer Limited-Term Government Fund, Cl. I	6.1
Oppenheimer International Equity Fund, Cl. I	5.6
Oppenheimer Master Inflation Protected Securities Fund, LLC	3.9
Oppenheimer Main Street Mid Cap Fund, Cl. I	3.3
Oppenheimer Main Street Small Cap Fund, Cl. I	3.2

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2017, and are based on net assets. For more current Top 10 Fund holdings, please visit oppenheimerfunds.com.

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Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 7/31/17

	Inception Date	6-Month	1-Year	5-Year	10-Year

Class A (OAMIX)	4/5/05	7.51%	9.64%	7.70%	2.66%
Class B (OBMIX)	4/5/05	7.10	8.82	6.84	2.15
Class C (OCMIX)	4/5/05	7.10	8.85	6.90	1.88
Class R (ONMIX)	4/5/05	7.36	9.35	7.42	2.40
Class Y (OYMIX)	4/5/05	7.64	9.94	7.96	2.96

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 7/31/17

	Inception Date	6-Month	1-Year	5-Year	10-Year

Class A (OAMIX)	4/5/05	1.32%	3.34%	6.43%	2.05%
Class B (OBMIX)	4/5/05	2.10	3.82	6.54	2.15
Class C (OCMIX)	4/5/05	6.10	7.85	6.90	1.88
Class R (ONMIX)	4/5/05	7.36	9.35	7.42	2.40
Class Y (OYMIX)	4/5/05	7.64	9.94	7.96	2.96

Performance data quoted represents past performance, which does not guarantee future results.

The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800. CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 5.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C shares, the contingent deferred sales charge of 1% for the 1-year period. There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, 10-year returns for Class B shares reflect Class A performance for the period after conversion. See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

The Fund’s performance is compared to the performance of the S&P 500 Index and the Bloomberg Barclays U.S. Aggregate Bond Index. The S&P 500 Index is a capitalization-weighted index of 500 stocks intended to be a representative sample of leading companies in leading industries within the U.S. economy. The Bloomberg Barclays U.S. Aggregate Bond Index is an index of U.S.-dollar-denominated, investment-grade U.S. corporate government and mortgage-backed securities. The indices are unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the indices. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

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The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. or its affiliates.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

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Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2017.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended July 31, 2017” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Actual	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During 6 Months Ended July 31, 2017
Class A	$1,000.00	$1,075.10	$2.11
Class B	1,000.00	1,071.00	6.08
Class C	1,000.00	1,071.00	5.97
Class R	1,000.00	1,073.60	3.40
Class Y	1,000.00	1,076.40	0.88

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,022.76	2.06
Class B	1,000.00	1,018.94	5.92
Class C	1,000.00	1,019.04	5.82
Class R	1,000.00	1,021.52	3.31
Class Y	1,000.00	1,023.95	0.85

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended July 31, 2017 are as follows:

Class	Expense Ratios
Class A	0.41%
Class B	1.18
Class C	1.16
Class R	0.66
Class Y	0.17

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

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STATEMENT OF INVESTMENTS July 31, 2017 Unaudited

	Shares	Value
Investment Companies—99.9%[1]
Alternative Funds—9.2%
Oppenheimer Fundamental Alternatives Fund, Cl. I	597,162	$16,726,501
Oppenheimer Global Multi Strategies Fund, Cl. I	1,398,783	32,815,446
Oppenheimer Gold & Special Minerals Fund, Cl. I	740,258	12,340,098
Oppenheimer Master Inflation Protected Securities Fund, LLC	5,370,682	64,480,647
Oppenheimer Real Estate Fund, Cl. I	959,631	24,518,579
		150,881,271
Domestic Equity Funds—44.7%
Oppenheimer Capital Appreciation Fund, Cl. I	4,806,617	306,373,782
Oppenheimer Main Street Mid Cap Fund, Cl. I	1,787,608	54,325,404
Oppenheimer Main Street Small Cap Fund, Cl. I	3,461,379	52,301,435
Oppenheimer Value Fund, Cl. I	8,519,636	318,719,574
		731,720,195
Domestic Fixed Income Funds—23.4%
Oppenheimer Limited-Term Government Fund, Cl. I	22,768,496	100,636,753
Oppenheimer Master Loan Fund, LLC	2,862,014	47,375,434
Oppenheimer Total Return Bond Fund, Cl. I	34,271,130	235,785,372
		383,797,559
Foreign Equity Funds—16.2%
Oppenheimer Developing Markets Fund, Cl. I	993,971	39,818,493
Oppenheimer International Equity Fund, Cl. I	4,393,443	91,866,901
Oppenheimer International Growth Fund, Cl. I	2,439,048	100,513,148
Oppenheimer International Small-Mid Company Fund, Cl. I	709,315	32,869,670
		265,068,212
Foreign Fixed Income Fund—6.3%
Oppenheimer International Bond Fund, Cl. I	17,193,528	102,473,426
Money Market Fund—0.1%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 0.94%[2]	1,991,403	1,991,403
Total Investments, at Value (Cost $1,331,506,331)	99.9%	1,635,932,066
Net Other Assets (Liabilities)	0.1	1,914,296

Net Assets	100.0%	$1,637,846,362

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares January 31, 2017	Gross Additions	Gross Reductions	Shares July 31, 2017
Oppenheimer Capital Appreciation
Fund, Cl. I	4,950,190	17,070	160,643	4,806,617
Oppenheimer Developing Markets
Fund, Cl. I	1,034,389	4,799	45,217	993,971
Oppenheimer Fundamental
Alternatives Fund, Cl. I	619,685	2,688	25,211	597,162
Oppenheimer Global Multi Strategies
Fund, Cl. I	1,453,990	6,590	61,797	1,398,783
Oppenheimer Gold & Special
Minerals Fund, Cl. I	770,653	3,674	34,069	740,258

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STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Shares January 31, 2017	Gross Additions	Gross Reductions	Shares July 31, 2017
Oppenheimer Institutional
Government Money Market Fund, Cl. E	2,401,483	48,938	459,018	1,991,403
Oppenheimer International Bond Fund, Cl. I	17,448,407	460,026	714,905	17,193,528
Oppenheimer International Equity Fund, Cl. I	4,557,278	19,436	183,271	4,393,443
Oppenheimer International Growth Fund, Cl. I	2,535,010	11,380	107,342	2,439,048
Oppenheimer International Small - Mid Company Fund, Cl. I	731,208	2,602	24,495	709,315
Oppenheimer Limited-Term Government Fund, Cl. I	23,449,648	305,953	987,105	22,768,496
Oppenheimer Main Street Mid Cap Fund, Cl. I	1,841,968	6,478	60,838	1,787,608
Oppenheimer Main Street Small Cap Fund, Cl. I	3,572,082	13,171	123,874	3,461,379
Oppenheimer Master Inflation Protected Securities Fund, LLC	5,576,142	24,515	229,975	5,370,682
Oppenheimer Master Loan Fund, LLC	2,962,152	11,939	112,077	2,862,014
Oppenheimer Real Estate Fund, Cl. I	979,943	11,611	31,923	959,631
Oppenheimer Total Return Bond Fund, Cl. Ia	34,989,328	663,474	1,381,672	34,271,130
Oppenheimer Value Fund, Cl. I	8,747,923	74,295	302,582	8,519,636

	Value	Income	Realized Gain (Loss)
Oppenheimer Capital Appreciation Fund, Cl. I	$306,373,782	$—	$ 3,678,932
Oppenheimer Developing Markets Fund, Cl. I	39,818,493	—	407,049
Oppenheimer Fundamental Alternatives Fund, Cl. I	16,726,501	—	12,805
Oppenheimer Global Multi Strategies Fund, Cl. I	32,815,446	—	11,377
Oppenheimer Gold & Special Minerals Fund, Cl. I	12,340,098	—	51,350
Oppenheimer Institutional Government Money Market Fund, Cl. E	1,991,403	7,476	—
Oppenheimer International Bond Fund, Cl. I	102,473,426	2,234,446	193,598
Oppenheimer International Equity Fund, Cl. I	91,866,901	—	1,097,153
Oppenheimer International Growth Fund, Cl. I	100,513,148	—	1,726,249
Oppenheimer International Small-Mid Company Fund, Cl. I	32,869,670	—	576,471
Oppenheimer Limited-Term Government Fund, Cl. I	100,636,753	887,515	(36,145)
Oppenheimer Main Street Mid Cap Fund, Cl. I	54,325,404	—	722,932
Oppenheimer Main Street Small Cap Fund, Cl. I	52,301,435	—	364,522
Oppenheimer Master Inflation Protected Securities Fund, LLC	64,480,647	1,016,225[b]	38,146[b]
Oppenheimer Master Loan Fund, LLC	47,375,434	1,383,116[c]	(1,313)[c]
Oppenheimer Real Estate Fund, Cl. I	24,518,579	207,278	481,299
Oppenheimer Total Return Bond Fund, Cl. Ia	235,785,372	3,527,737	1,136,198

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Footnotes to Statement of Investments (Continued)

	Value	Income	Realized Gain (Loss)
Oppenheimer Value Fund, Cl. I	$318,719,574	$1,530,543	$5,407,041

Total	$1,635,932,066	$10,794,336	$15,867,664

a. Prior to June 1, 2017, this fund was named Oppenheimer Core Bond Fund.

b. Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.

c. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

2. Rate shown is the 7-day yield at period end.

See accompanying Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES July 31, 2017 Unaudited

Assets
Investments, at value—see accompanying statement of investments—affiliated companies (cost $1,331,506,331)	$1,635,932,066
Cash	1,659,331
Receivables and other assets:
Dividends	1,112,169
Shares of beneficial interest sold	978,284
Investments sold	878,811
Other	69,298

Total assets	1,640,629,959
Liabilities
Payables and other liabilities:
Shares of beneficial interest redeemed	1,207,310
Investments purchased	1,110,644
Distribution and service plan fees	343,583
Trustees’ compensation	88,704
Shareholder communications	6,784
Other	26,572

Total liabilities	2,783,597

Net Assets	$1,637,846,362

Composition of Net Assets
Par value of shares of beneficial interest	$138,607

Additional paid-in capital	1,402,100,144

Accumulated net investment income	17,044,394

Accumulated net realized loss on investments	(85,862,518)

Net unrealized appreciation on investments	304,425,735

Net Assets	$1,637,846,362

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Net Asset Value Per Share
Class A Shares:

Net asset value and redemption price per share (based on net assets of $1,106,350,092 and 93,061,695 shares of beneficial interest outstanding)	$11.89
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$12.62

Class B Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $14,063,166 and 1,194,887 shares of beneficial interest outstanding)	$11.77

Class C Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $390,220,747 and 33,592,396 shares of beneficial interest outstanding)	$11.62

Class R Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $112,492,564 and 9,527,994 shares of beneficial interest outstanding)	$11.81

Class Y Shares:

Net asset value, redemption price and offering price per share (based on net assets of $14,719,793 and 1,229,804 shares of beneficial interest outstanding)	$11.97

See accompanying Notes to Financial Statements.

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STATEMENT OF OPERATIONS For the Six Months Ended July 31, 2017 Unaudited

Allocation of Income and Expenses from Master Funds[1]
Net investment income allocated from Oppenheimer Master Inflation Protected Securities Fund, LLC:
Interest	$1,014,512
Dividends	1,713
Net expenses[2]	(151,892)

Net investment income allocated from Oppenheimer Master Inflation Protected Securities Fund, LLC	864,333

Net investment income allocated from Oppenheimer Master Loan Fund, LLC:
Interest	1,383,116
Net expenses[2]	(84,537)

Net investment income allocated from Oppenheimer Master Loan Fund, LLC	1,298,579

Total allocation of net investment income from master funds	2,162,912
Investment Income
Dividends - affiliated companies (net of foreign withholding taxes of $71,368)	8,394,995

Interest	6,913

Total investment income	8,401,908
Expenses
Distribution and service plan fees:
Class A	1,294,717
Class B	88,484
Class C	1,919,216
Class R	269,051

Transfer and shareholder servicing agent fees:
Class A	1,179,545
Class B	19,501
Class C	424,502
Class R	119,813
Class Y	12,538

Shareholder communications:
Class A	9,457
Class B	537
Class C	3,102
Class R	503
Class Y	48

Trustees’ compensation	11,250

Custodian fees and expenses	4,119

Other	38,313

Total expenses	5,394,696
Less waivers and reimbursements of expenses	(698,412)

Net expenses	4,696,284
Net Investment Income	5,868,536

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Realized and Unrealized Gain (Loss)
Net realized gain on investment transactions in affiliated companies	$15,830,831
Increase from payment by affiliate	9,256

Net realized gain (loss) allocated from:
Oppenheimer Master Inflation Protected Securities Fund, LLC	38,146
Oppenheimer Master Loan Fund, LLC	(1,313)

Net realized gain	15,876,920

Net change in unrealized appreciation/depreciation on investment transactions	93,201,508

Net change in unrealized appreciation/depreciation allocated from:
Oppenheimer Master Inflation Protected Securities Fund, LLC	(593,287)
Oppenheimer Master Loan Fund, LLC	(307,682)

Net change in unrealized appreciation/depreciation	92,300,539
Net Increase in Net Assets Resulting from Operations	$114,045,995

1. The Fund invests in certain affiliated mutual funds that expect to be treated as partnerships for tax purposes. See Note 4 of the accompanying Notes.

See accompanying Notes to Financial Statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017
Operations
Net investment income	$5,868,536	$21,749,327

Net realized gain	15,876,920	34,986,302

Net change in unrealized appreciation/depreciation	92,300,539	99,274,912

Net increase in net assets resulting from operations	114,045,995	156,010,541
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	—	(16,442,640)
Class B	—	(98,635)
Class C	—	(3,351,722)
Class R	—	(1,411,075)
Class Y	—	(157,749)

	—	(21,461,821)
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(21,530,823)	(3,929,948)
Class B	(10,690,527)	(22,375,205)
Class C	(20,180,538)	(20,465,196)
Class R	(1,238,677)	4,836,032
Class Y	4,554,782	(702,551)

	(49,085,783)	(42,636,868)
Net Assets
Total increase	64,960,212	91,911,852

Beginning of period	1,572,886,150	1,480,974,298

End of period (including accumulated net investment income of $17,044,394 and $11,175,858, respectively)	$1,637,846,362	$1,572,886,150

See accompanying Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class A	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017	Year Ended January 29, 2016[1]	Year Ended January 30, 2015[1]	Year Ended January 31, 2014	Year Ended January 31, 2013
Per Share Operating Data
Net asset value, beginning of period	$11.06	$10.13	$10.66	$10.23	$9.42	$8.67

Income (loss) from investment operations:
Net investment income[2]	0.05	0.18	0.12	0.14	0.15	0.18
Net realized and unrealized gain (loss)	0.78	0.93	(0.57)	0.54	0.80	0.73

Total from investment operations	0.83	1.11	(0.45)	0.68	0.95	0.91

Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.18)	(0.08)	(0.25)	(0.14)	(0.16)

Net asset value, end of period	$11.89	$11.06	$10.13	$10.66	$10.23	$9.42

Total Return, at Net Asset Value[3]	7.51%	10.95%	(4.24)%	6.67%	10.00%	10.51%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,106,350	$1,050,230	$965,539	$989,811	$888,533	$763,081

Average net assets (in thousands)	$1,081,772	$1,019,024	$1,016,035	$962,358	$830,952	$606,831

Ratios to average net assets:[4,5]
Net investment income	0.94%	1.63%	1.15%	1.34%	1.56%	2.00%
Expenses excluding specific expenses listed below	0.50%	0.51%	0.50%	0.50%	0.49%	0.45%
Interest and fees from borrowings	0.00%	0.00%[6]	0.00%[6]	0.00%	0.00%	0.00%

Total expenses[7]	0.50%	0.51%	0.50%	0.50%	0.49%	0.45%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.41%	0.44%	0.43%	0.43%	0.41%	0.39%

Portfolio turnover rate	1%	7%	5%	14%	6%	23%

19      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2017	1.08%
Year Ended January 31, 2017	1.10%
Year Ended January 29, 2016	1.07%
Year Ended January 30, 2015	1.08%
Year Ended January 31, 2014	1.11%
Year Ended January 31, 2013	1.09%

See accompanying Notes to Financial Statements.

20      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

Class B	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017	Year Ended January 29, 2016[1]	Year Ended January 30, 2015[1]	Year Ended January 31, 2014	Year Ended January 31, 2013
Per Share Operating Data
Net asset value, beginning of period	$10.99	$10.03	$10.54	$10.10	$9.30	$8.56

Income (loss) from investment operations:
Net investment income[2]	0.01	0.08	0.08	0.04	0.06	0.09
Net realized and unrealized gain (loss)	0.77	0.92	(0.59)	0.55	0.78	0.73

Total from investment operations	0.78	1.00	(0.51)	0.59	0.84	0.82

Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.04)	0.00	(0.15)	(0.04)	(0.08)

Net asset value, end of period	$11.77	$10.99	$10.03	$10.54	$10.10	$9.30

Total Return, at Net Asset Value[3]	7.10%	10.01%	(4.93)%	5.94%	9.07%	9.59%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,063	$23,489	$42,689	$70,936	$95,620	$112,666

Average net assets (in thousands)	$17,807	$32,210	$56,585	$84,071	$102,915	$106,286

Ratios to average net assets:[4,5]
Net investment income	0.16%	0.78%	0.77%	0.37%	0.62%	1.07%
Expenses excluding specific expenses listed below	1.27%	1.27%	1.26%	1.25%	1.27%	1.29%
Interest and fees from borrowings	0.00%	0.00%[6]	0.00%[6]	0.00%	0.00%	0.00%

Total expenses[7]	1.27%	1.27%	1.26%	1.25%	1.27%	1.29%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.18%	1.20%	1.19%	1.18%	1.19%	1.23%

Portfolio turnover rate	1%	7%	5%	14%	6%	23%

21      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2017	1.85%
Year Ended January 31, 2017	1.86%
Year Ended January 29, 2016	1.83%
Year Ended January 30, 2015	1.83%
Year Ended January 31, 2014	1.89%
Year Ended January 31, 2013	1.93%

See accompanying Notes to Financial Statements.

22      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

Class C	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017	Year Ended January 29, 2016[1]	Year Ended January 30, 2015[1]	Year Ended January 31, 2014	Year Ended January 31, 2013
Per Share Operating Data
Net asset value, beginning of period	$10.85	$9.94	$10.46	$10.04	$9.26	$8.54

Income (loss) from investment operations:
Net investment income[2]	0.01	0.09	0.04	0.06	0.08	0.11
Net realized and unrealized gain (loss)	0.76	0.91	(0.56)	0.54	0.76	0.71

Total from investment operations	0.77	1.00	(0.52)	0.60	0.84	0.82

Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.09)	(0.00)[3]	(0.18)	(0.06)	(0.10)

Net asset value, end of period	$11.62	$10.85	$9.94	$10.46	$10.04	$9.26

Total Return, at Net Asset Value[4]	7.10%	10.12%	(4.96)%	5.93%	9.11%	9.63%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$390,221	$383,848	$370,818	$388,409	$359,725	$313,572

Average net assets (in thousands)	$389,208	$384,610	$393,916	$383,852	$336,609	$257,063

Ratios to average net assets:[5,6]
Net investment income	0.19%	0.87%	0.42%	0.57%	0.79%	1.22%
Expenses excluding specific expenses listed below	1.25%	1.26%	1.25%	1.25%	1.25%	1.21%
Interest and fees from borrowings	0.00%	0.00%[7]	0.00%[7]	0.00%	0.00%	0.00%

Total expenses[8]	1.25%	1.26%	1.25%	1.25%	1.25%	1.21%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.16%	1.19%	1.18%	1.18%	1.17%	1.15%

Portfolio turnover rate	1%	7%	5%	14%	6%	23%

23      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

7. Less than 0.005%.

8. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2017	1.83%
Year Ended January 31, 2017	1.85%
Year Ended January 29, 2016	1.82%
Year Ended January 30, 2015	1.83%
Year Ended January 31, 2014	1.87%
Year Ended January 31, 2013	1.85%

See accompanying Notes to Financial Statements.

24      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

Class R	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017	Year Ended January 29, 2016[1]	Year Ended January 30, 2015[1]	Year Ended January 31, 2014	Year Ended January 31, 2013
Per Share Operating Data
Net asset value, beginning of period	$11.00	$10.08	$10.60	$10.17	$9.36	$8.62
Income (loss) from investment operations:
Net investment income[2]	0.04	0.15	0.10	0.11	0.12	0.15
Net realized and unrealized gain (loss)	0.77	0.92	(0.57)	0.54	0.80	0.72

Total from investment operations	0.81	1.07	(0.47)	0.65	0.92	0.87
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.15)	(0.05)	(0.22)	(0.11)	(0.13)
Net asset value, end of period	$11.81	$11.00	$10.08	$10.60	$10.17	$9.36

Total Return, at Net Asset Value[3]	7.36%	10.64%	(4.45)%	6.40%	9.76%	10.17%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$112,492	$105,976	$92,429	$106,271	$110,232	$115,659
Average net assets (in thousands)	$109,875	$100,425	$103,861	$109,830	$111,927	$99,577
Ratios to average net assets:[4,5]
Net investment income	0.69%	1.38%	0.97%	1.02%	1.21%	1.71%
Expenses excluding specific expenses listed below	0.75%	0.76%	0.76%	0.75%	0.74%	0.71%
Interest and fees from borrowings	0.00%	0.00%[6]	0.00%[6]	0.00%	0.00%	0.00%

Total expenses[7]	0.75%	0.76%	0.76%	0.75%	0.74%	0.71%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.66%	0.69%	0.69%	0.68%	0.66%	0.65%
Portfolio turnover rate	1%	7%	5%	14%	6%	23%

25      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2017	1.33%
Year Ended January 31, 2017	1.35%
Year Ended January 29, 2016	1.33%
Year Ended January 30, 2015	1.33%
Year Ended January 31, 2014	1.36%
Year Ended January 31, 2013	1.35%

See accompanying Notes to Financial Statements.

26      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

Class Y	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017	Year Ended January 29, 2016[1]	Year Ended January 30, 2015[1]	Year Ended January 31, 2014	Year Ended January 31, 2013
Per Share Operating Data
Net asset value, beginning of period	$11.12	$10.19	$10.72	$10.28	$9.47	$8.70
Income (loss) from investment operations:
Net investment income[2]	0.07	0.21	0.17	0.15	0.19	0.18
Net realized and unrealized gain (loss)	0.78	0.92	(0.59)	0.57	0.79	0.75
Total from investment operations	0.85	1.13	(0.42)	0.72	0.98	0.93
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.20)	(0.11)	(0.28)	(0.17)	(0.16)
Net asset value, end of period	$11.97	$11.12	$10.19	$10.72	$10.28	$9.47

Total Return, at Net Asset Value[3]	7.64%	11.16%	(3.97)%	6.95%	10.29%	10.72%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,720	$9,343	$9,499	$9,678	$10,023	$8,530
Average net assets (in thousands)	$11,538	$7,850	$9,416	$10,303	$9,064	$8,449
Ratios to average net assets:[4,5]
Net investment income	1.19%	1.94%	1.61%	1.41%	1.93%	2.01%
Expenses excluding specific expenses listed below	0.26%	0.26%	0.26%	0.25%	0.15%	0.31%
Interest and fees from borrowings	0.00%	0.00%[6]	0.00%[6]	0.00%	0.00%	0.00%
Total expenses[7]	0.26%	0.26%	0.26%	0.25%	0.15%	0.31%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.17%	0.19%	0.19%	0.19%	0.07%	0.24%
Portfolio turnover rate	1%	7%	5%	14%	6%	23%

27      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2017	0.84%
Year Ended January 31, 2017	0.85%
Year Ended January 29, 2016	0.83%
Year Ended January 30, 2015	0.83%
Year Ended January 31, 2014	0.77%
Year Ended January 31, 2013	0.95%

See accompanying Notes to Financial Statements.

28      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS July 31, 2017 Unaudited

1. Organization

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. Moderate Investor Fund (the “Fund”) is a series of the Trust whose investment objective is to seek total return. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

The Fund offers Class A, Class C, Class R and Class Y shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares are permitted, however reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds are allowed. Purchases of Class R shares occurring on or after July 1, 2014, will not be subject to a CDSC upon redemption. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C and Class R shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class R shares are sold only through retirement plans. Retirement plans that offer Class R shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and R shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies followed in the Fund’s preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

29      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Dividend distributions received from the Underlying Funds are recorded on the ex-dividend date. Upon receipt of notification from an Underlying Fund, and subsequent to the ex-dividend date, some of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the Underlying Fund and/or increasing the realized gain on sales of investments in the Underlying Fund.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the Prime Rate plus 0.35%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. The Fund has analyzed its tax positions for the fiscal year ended January 31, 2017, including open tax years, and does not believe there are any uncertain tax positions requiring recognition in the Fund’s financial statements.

30      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

2. Significant Accounting Policies (Continued)

During the fiscal year ended January 31, 2017, the Fund utilized $22,628,115 of capital loss carryforward to offset capital gains realized in that fiscal year. The Fund had post-October losses of $11,248. Details of the fiscal year ended January 31, 2017 capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. Capital losses with no expiration will be carried forward to future years if not offset by gains.

Expiring
2019	$	51,978,406

At period end, it is estimated that the capital loss carryforwards would be $36,112,734 expiring by 2019. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the reporting period, it is estimated that the Fund will utilize $15,876,920 of capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net realized gains presented in those financial statements in accordance with U.S. GAAP. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,379,530,083

Gross unrealized appreciation	$276,318,425
Gross unrealized depreciation	(19,916,442)

Net unrealized appreciation	$256,401,983

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncement. In October 2016, the Securities and Exchange Commission (“SEC”) adopted amendments to rules under the Investment Company Act of

31      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in, and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is for reporting periods ended after August 1, 2017. The implementation of the rules will not have a material impact on the Fund’s financial statements.

3. Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable investment companies. For each investment company, the net asset value per share for a class of shares is determined as of 4:00 P.M. eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange. This is calculated by dividing the value of the investment company’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

32      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

3. Securities Valuation (Continued)

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are measured using net asset value and are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Investment Companies	$1,524,075,985	$111,856,081	$—	$1,635,932,066

Total Assets	$1,524,075,985	$111,856,081	$—	$1,635,932,066

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Risks of Investing in the Underlying Funds. The Fund invests in other mutual funds advised by the Manager. The Underlying Funds are registered open-end management investment companies under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Underlying Funds. The Fund’s Investments in Underlying Funds are included in the Statement of Investments. Shares of Underlying Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Underlying Funds’ expenses,

33      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks (Continued)

including their management fee.

Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Investment in Oppenheimer Institutional Government Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”) to seek current income while preserving liquidity or for defensive purposes. IGMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act, as amended. The Manager is the investment adviser of IGMMF, and the Sub-Adviser provides investment and related advisory services to IGMMF. When applicable, the Fund’s investment in IGMMF is included in the Statement of Investments. Shares of IGMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IGMMF’s Class E expenses, including its management fee.

Investment in Oppenheimer Master Funds. Certain Underlying Funds in which the Fund invests are mutual funds registered under the 1940 Act, as amended, that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC (“Master Loan”) and Oppenheimer Master Inflation Protected Securities Fund, LLC (“Master Inflation Protected Securities”) (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Master Loan is to seek income. The investment objective of Master Inflation Protected Securities is to seek total return. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Fund owns 3.03% of Master Loan and 41.58% of Master Inflation Protected Securities at period end.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.

34      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

5. Market Risk Factors (Continued)

Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended July 31, 2017		Year Ended January 31, 2017
	Shares	Amount	Shares	Amount
Class A
Sold	6,696,783	$76,850,929	15,595,750	$167,224,228
Dividends and/or distributions reinvested	—	—	1,492,315	16,191,621
Redeemed	(8,572,923)	(98,381,752)	(17,419,127)	(187,345,797)

Net decrease	(1,876,140)	$(21,530,823)	(331,062)	$(3,929,948)

35      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENT Unaudited / Continued

6. Shares of Beneficial Interest (Continued)

	Six Months Ended July 31, 2017		Year Ended January 31, 2017
	Shares	Amount	Shares	Amount
Class B
Sold	6,528	$74,514	82,511	$867,685
Dividends and/or distributions reinvested	—	—	9,085	98,026
Redeemed	(948,197)	(10,765,041)	(2,211,637)	(23,340,916)

Net decrease	(941,669)	$(10,690,527)	(2,120,041)	$(22,375,205)

Class C
Sold	2,426,509	$27,244,007	6,311,625	$66,016,887
Dividends and/or distributions reinvested	—	—	311,293	3,315,272
Redeemed	(4,213,087)	(47,424,545)	(8,538,147)	(89,797,355)

Net decrease	(1,786,578)	$(20,180,538)	(1,915,229)	$(20,465,196)

Class R
Sold	1,240,730	$14,176,627	2,549,789	$27,220,994
Dividends and/or distributions reinvested	—	—	125,071	1,349,519
Redeemed	(1,347,121)	(15,415,304)	(2,209,563)	(23,734,481)

Net increase (decrease)	(106,391)	$(1,238,677)	465,297	$4,836,032

Class Y
Sold	611,592	$7,100,909	536,258	$5,826,101
Dividends and/or distributions reinvested	—	—	14,064	153,438
Redeemed	(221,793)	(2,546,127)	(642,301)	(6,682,090)

Net increase (decrease)	389,799	$4,554,782	(91,979)	$(702,551)

7. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IGMMF, for the reporting period were as follows:

	Purchases	Sales
Investment securities	$14,863,589	$60,743,375

8. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from the Fund’s investments in the Underlying Funds. The weighted indirect management fees collected from the Fund’s investment in the Underlying Funds, as a percent of average daily net assets of the Fund for the reporting period was 0.52%. This amount is gross of any waivers or reimbursements of management fees implemented at the Underlying Fund level. Under the sub-advisory agreement effective January 1, 2013, the Manager pays the Sub-Adviser a percentage of the indirect management fees (after all applicable waivers) from the Fund’s investments in the Underlying Funds.

36      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

8. Fees and Other Transactions with Affiliates (Continued)

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the indirect investment management fee collected by the Manager, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets, which shall be calculated after any applicable fee waivers. Fees incurred and average net assets for each class with respect to these services are detailed in the Statement of Operations and Financial Highlights, respectively.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s Independent Trustees. Benefits are based on years of service and fees paid to each Trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active

Independent Trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the reporting period, the Fund’s projected benefit obligations, payments to retired Trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$—
Payments Made to Retired Trustees	—
Accumulated Liability as of July 31, 2017	25,480

The Fund’s Board of Trustees (“Board”) has adopted a compensation deferral plan for Independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees

37      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENT Unaudited / Continued

8. Fees and Other Transactions with Affiliates (Continued)

under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to

0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class B, Class C and Class R Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class R shares pursuant to Rule 12b-1 under the 1940 Act to compensate the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares’ daily net assets and 0.25% on Class R shares’ daily net assets. The Fund also pays a service fee under the Plans at an annual rate of 0.25% of daily net assets. The Plans continue in effect from year to year only if the Fund’s Board of Trustees votes annually to approve their continuance at an in person meeting called for that purpose. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

Sales Charges. Front-end sales charges and CDSC do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor	Class R Contingent Deferred Sales Charges Retained by Distributor
July 31, 2017	$366,643	$1,422	$9,952	$19,477	$—

38      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

8. Fees and Other Transactions with Affiliates (Continued)

Waivers and Reimbursements of Expenses. Prior to June,1 2017, the Manager voluntarily waived fees and/or reimbursed the Fund for certain expenses in order to limit “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses”, (the combined direct (Fund level) and indirect (Underlying Fund level) expenses), to the annual rate of 1.30%, 2.05%, 2.05%, 1.55% and 1.05%, for Class A, Class B, Class C, Class R and Class Y, respectively. Effective June 1, 2017, this expense limitation has been removed.

Effective January 1, 2017, the Transfer Agent has voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to 0.015% of average annual net assets for Classes A, B, C, R and Y.

During the reporting period, the Transfer Agent waived fees and/or reimbursed the Fund for transfer agent and shareholder servicing agent fees as follows:

Class A	$93,756
Class B	1,631
Class C	33,852
Class R	9,506
Class Y	972

This fee waiver and/or reimbursement may be terminated at any time.

The Manager has also contractually agreed to waive fees and/or reimburse certain Fund expenses at an annual rate of 0.07% as calculated on the daily net assets of the Fund. This waiver and/or reimbursement is applied after (and in addition to) any other applicable waiver and/or expense reimbursements that may apply. During the reporting period, the Manager waived fees and/or reimbursed the Fund $558,695.

During the reporting period, the Manager voluntarily reimbursed the Fund $9,256 for certain transactions. The payment is reported separately in the Statement of Operations and increased the Fund’s total returns by less than 0.005%.

39      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES;

UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Guidelines under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Guidelines is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the

12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

40      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
Beth Ann Brown, Trustee
Edmund P. Giambastiani, Jr., Trustee
Elizabeth Krentzman, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Joanne Pace, Trustee
Daniel Vandivort, Trustee
Arthur P. Steinmetz, Trustee, President and Principal Executive Officer
Mark Hamilton, Vice President
Dokyoung Lee, Vice President
Cynthia Lo Bessette, Secretary and Chief Legal Officer
Jennifer Foxson, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money
Laundering Officer
Brian S. Petersen, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OFI Global Asset Management, Inc.

Sub-Transfer Agent	Shareholder Services, Inc. DBA OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG LLP

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2017 OppenheimerFunds, Inc. All rights reserved.

41      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain nonpublic personal information about our shareholders from the following sources:

●	Applications or other forms
●	When you create a user ID and password for online account access
●	When you enroll in eDocs Direct,SM our electronic document delivery service
●	Your transactions with us, our affiliates or others
●	Technologies on our website, including: “cookies” and web beacons, which are used to collect data on the pages you visit and the features you use.

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

Copies of confirmations, account statements and other documents reporting activity in your fund accounts are made available to your financial advisor (as designated by you). We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

42      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website. As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

●	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 256-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.
●	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
●	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, safeguard that information. Also, take special precautions when accessing your account on a computer used by others.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated November 2016. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about this privacy policy, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).

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Visit us at oppenheimerfunds.com for 24-hr access to

account information and transactions or call us at 800.CALL

OPP (800.225.5677) for 24-hr automated information and

automated transactions. Representatives also available

Mon–Fri 8am-8pm ET.

Visit Us oppenheimerfunds.com

Call Us 800 225 5677

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.

225 Liberty Street, New York, NY 10281-1008

© 2017 OppenheimerFunds Distributor, Inc. All rights reserved.

RS0545.001.0717 September 26, 2017

Semiannual Report 7/31/2017

OppenheimerFunds®
The Right Way
to Invest

Oppenheimer
Portfolio Series Active Allocation Fund

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 7/31/17

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	S&P 500 Index	Bloomberg Barclays U.S. Aggregate Bond Index
6-Month	9.70%	3.39%	9.51%	2.51%
1-Year	12.90	6.41	16.04	-0.51
5-Year	9.44	8.15	14.78	2.02
10-Year	3.28	2.67	7.74	4.44

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 5.75% maximum applicable sales charge except where “without sales charge” is indicated. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

2 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

Fund Performance Discussion1

MARKET OVERVIEW

Over the six-month reporting period, markets continued their general risk-on mode that started after the surprise election of Donald Trump in November 2016. U.S. Gross Domestic Product growth continued to progress as employment and wage gains suggested the U.S. may be approaching full employment. Business and consumer confidence indicators were among their highest levels in the current expansion. While consumption growth has slowed modestly from a strong pace, the recovery in investment expenditures, a weaker dollar, and a stronger housing sector added to growth. The financial markets have grown quite comfortable with a continuation of U.S. economic growth of around 2.0% and inflation somewhat below that level. Outside of the U.S., growth tended to surprise to the upside. Europe, Canada, and Australia are a few examples. Emerging markets performed well during the reporting period. Global growth remained firm which helped the asset class to perform well.

As its dual mandates of full employment and price stability were approached, the Federal

Reserve Bank (the “Fed”) continued to reduce monetary accommodation and normalized rates. The Fed hiked interest rates 0.25% in March and June, and also signaled the potential for balance sheet normalization later this year, possibly in September, along with another hike in December. The unemployment rate fell slightly to 4.4% in April (and to 4.3% at period end), which is within the range of the Fed’s latest estimates of non-accelerating inflation rate of unemployment. The Fed has been less successful on their inflation mandate. Headline and core inflation fell over the second quarter of 2017 and continue to be at levels below the Fed’s stated target.

As mentioned above, market performance continued to be positive for most risk assets during the six-month reporting period, with equities performing positively. U.S. Treasury rates fell over the six-month period, with the 10-year Treasury rate ending the period at 2.30%. For the reporting period, credit sectors of the investment-grade fixed-income market posted positive absolute performance and also outperformed U.S. Treasuries.

1. The Fund is invested in Class I shares of all underlying funds discussed in this Fund Performance Discussion.

3 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

FUND REVIEW

Against this market backdrop, the Fund’s Class A shares (without sales charge) produced a total return of 9.70%. In comparison, the Fund’s benchmarks, the S&P 500 Index and the Bloomberg Barclays U.S. Aggregate Bond Index returned 9.51% and 2.51%, respectively. The Fund employs a combination of sophisticated quantitative tools and qualitative analysis to seek to construct a well-diversified, globally allocated portfolio. The portfolio is allocated among OppenheimerFunds’ actively managed funds according to risk and strategically rebalanced based on market conditions. The Fund has roughly 20% of its assets invested in an “active component” that seeks to take advantage of short-term market conditions, and 80% invested in a “static component.” During the reporting period, the Fund’s active component favored equity-oriented underlying funds over interest-rate sensitive fixed-income funds. This also contributed positively to the Fund’s performance this period.

UNDERLYING INVESTMENTS REVIEW

Equity funds produced the strongest contribution to the Fund’s total return for both the active and static components. The Fund’s domestic and foreign equity holdings across both components provided positive returns, with Oppenheimer Capital Appreciation Fund providing the strongest contribution to return. Oppenheimer Capital Appreciation Fund typically invests in large-cap U.S. growth stocks. In an environment where growth outperformed value, the underlying fund benefited. That said, value also produced positive returns this period and Oppenheimer Value Fund was the second strongest domestic equity holding during the period. All of the underlying foreign equity funds produced positive results for the Fund this period as well, led by Oppenheimer International Equity Fund and Oppenheimer International Growth Fund. European markets have outperformed U.S. markets during this reporting period. This benefited both of these underlying funds, which have large allocations to Europe. Oppenheimer International Equity Fund also benefited from its exposure to emerging markets, which performed well this period, as mentioned earlier. The strong performance of emerging markets also benefited the performance of Oppenheimer Developing Markets Fund.

Although fixed-income underperformed equities this reporting period, the Fund did receive positive contributions from each of its fixed-income holdings. Top performers were Oppenheimer International Bond Fund and Oppenheimer Total Return Bond Fund, which was named Oppenheimer Core Bond Fund prior to June 1, 2017. Oppenheimer International Bond Fund typically invests in international fixed income securities in both developed and emerging market countries. This underlying fund invests in three major risk categories, or levers – interest rates (typically government bonds), currencies, and credit (corporate bonds and other fixed-income instruments containing credit risk). All three areas produced positive absolute results. Most of the Fund’s exposure to Oppenheimer

4 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

Total Return Bond Fund was held through the static component. This underlying fund benefited from its exposure to non-agency mortgage-backed securities (“MBS”) and underweight position in U.S. Treasuries. Its position in investment grade corporate bonds also benefited results.

The underlying alternative funds across both components also all produced positive absolute returns. The strongest contributor to the Fund’s performance in this area was Oppenheimer Real Estate Fund. Overall, real estate conditions have generally been healthy. Real estate fundamentals are currently driving earnings growth and dividend yields are attractive. Demand remains steady for quality real estate and overall new supply levels remain in check.

Mark Hamilton Portfolio Manager

Dokyoung Lee, CFA Portfolio Manager

Caleb Wong Portfolio Manager

5 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

Top Holdings and Allocations

ASSET CLASS ALLOCATION

Domestic Equity Funds	51.8%
Foreign Equity Funds	29.0
Domestic Fixed Income Funds	10.9
Alternative Funds	5.0
Foreign Fixed Income Fund	3.1
Money Market Fund	0.2

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2017, and are based on the total market value of investments.

TOP TEN HOLDINGS

Oppenheimer Value Fund, Cl. I	22.1%
Oppenheimer Capital Appreciation Fund, Cl. I	21.7
Oppenheimer International Growth Fund, Cl. I	10.5
Oppenheimer International Equity Fund, Cl. I	10.0
Oppenheimer Total Return Bond Fund, Cl. I	6.4
Oppenheimer Developing Markets Fund, Cl. I	4.7
Oppenheimer Main Street Mid Cap Fund, Cl. I	4.2
Oppenheimer International Small-Mid Company Fund, Cl. I	3.8
Oppenheimer Main Street Small Cap Fund, Cl. I	3.7
Oppenheimer International Bond Fund, Cl. I	3.1

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2017, and are based on net assets. For more current Top 10 Fund holdings, please visit oppenheimerfunds.com.

6 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 7/31/17

	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OAAAX)	4/5/05	9.70%	12.90%	9.44%	3.28%
Class B (OAABX)	4/5/05	9.22	12.07	8.59	2.77
Class C (OAACX)	4/5/05	9.35	12.13	8.63	2.51
Class R (OAANX)	4/5/05	9.51	12.72	9.17	3.06
Class Y (OAAYX)	4/5/05	9.84	13.25	9.73	3.61

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 7/31/17

	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OAAAX)	4/5/05	3.39%	6.41%	8.15%	2.67%
Class B (OAABX)	4/5/05	4.22	7.07	8.30	2.77
Class C (OAACX)	4/5/05	8.35	11.13	8.63	2.51
Class R (OAANX)	4/5/05	9.51	12.72	9.17	3.06
Class Y (OAAYX)	4/5/05	9.84	13.25	9.73	3.61

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800. CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 5.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C shares, the contingent deferred sales charge of 1% for the 1-year period. There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, 10-year returns for Class B shares reflect Class A performance for the period after conversion. See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

The Fund’s performance is compared to the performance of the S&P 500 Index and the Bloomberg Barclays U.S. Aggregate Bond Index. The S&P 500 Index is a capitalization-weighted index of 500 stocks intended to be a representative sample of leading companies in leading industries within the U.S. economy. The Bloomberg Barclays U.S. Aggregate Bond Index is an index of U.S.-dollar-denominated, investment-grade U.S. corporate government and mortgage-backed securities. The indices are unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the indices. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

7 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. or its affiliates.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

8 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2017.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended July 31, 2017” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

9 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

Actual	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During 6 Months Ended July 31, 2017
Class A	$ 1,000.00	$ 1,097.00	$ 2.76
Class B	1,000.00	1,092.20	6.71
Class C	1,000.00	1,093.50	6.66
Class R	1,000.00	1,095.10	4.06
Class Y	1,000.00	1,098.40	1.46

Hypothetical (5% return before expenses)
Class A	1,000.00	1,022.17	2.66
Class B	1,000.00	1,018.40	6.48
Class C	1,000.00	1,018.45	6.43
Class R	1,000.00	1,020.93	3.92
Class Y	1,000.00	1,023.41	1.41

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended July 31, 2017 are as follows:

Class	Expense Ratios
Class A	0.53%
Class B	1.29
Class C	1.28
Class R	0.78
Class Y	0.28

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

10 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS July 31, 2017 Unaudited

	Shares	Value
Investment Companies—100.0%[1]
Alternative Funds—5.0%
Oppenheimer Fundamental Alternatives Fund, Cl. I	374,086	$10,478,150
Oppenheimer Global Multi Strategies Fund, Cl. I	879,336	20,629,233
Oppenheimer Gold & Special Minerals Fund, Cl. I	478,825	7,982,008
Oppenheimer Master Event-Linked Bond Fund, LLC	1,566,795	25,926,973
Oppenheimer Master Inflation Protected Securities Fund, LLC	3,838,172	46,081,262
Oppenheimer Real Estate Fund, Cl. I	543,872	13,895,931
		124,993,557
Domestic Equity Funds—51.7%
Oppenheimer Capital Appreciation Fund, Cl. I	8,561,843	545,731,854
Oppenheimer Main Street Mid Cap Fund, Cl. I	3,513,926	106,788,214
Oppenheimer Main Street Small Cap Fund, Cl. I	6,087,681	91,984,860
Oppenheimer Value Fund, Cl. I	14,821,079	554,456,550
		1,298,961,478
Domestic Fixed Income Funds—11.0%
Oppenheimer Limited-Term Government Fund, Cl. I	14,828,949	65,543,955
Oppenheimer Master Loan Fund, LLC	2,935,110	48,585,409
Oppenheimer Total Return Bond Fund, Cl. I	23,399,252	160,986,856
		275,116,220
Foreign Equity Funds—29.0%
Oppenheimer Developing Markets Fund, Cl. I	2,909,155	116,540,768
Oppenheimer International Equity Fund, Cl. I	11,997,812	250,874,246
Oppenheimer International Growth Fund, Cl. I	6,419,525	264,548,621
Oppenheimer International Small-Mid Company Fund, Cl. I	2,049,530	94,975,236
		726,938,871
Foreign Fixed Income Fund—3.1%
Oppenheimer International Bond Fund, Cl. I	13,014,955	77,569,131
Money Market Fund—0.2%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 0.94%[2]	5,548,496	5,548,496

Total Investments, at Value (Cost $1,863,190,145)	100.0%	2,509,127,753
Net Other Assets (Liabilities)	0.0	1,152,868

Net Assets	100.0%	$2,510,280,621

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares January 31, 2017	Gross Additions	Gross Reductions	Shares July 31, 2017

Oppenheimer Capital Appreciation Fund, Cl. I	8,365,070	660,582	463,809	8,561,843
Oppenheimer Developing Markets Fund, Cl. I	3,205,285	34,071	330,201	2,909,155
Oppenheimer Fundamental Alternatives Fund, Cl. I	469,210	4,222	99,346	374,086
Oppenheimer Global Multi Strategies Fund, Cl. I	902,596	37,895	61,155	879,336

11 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Shares				Shares
	January 31,	Gross	Gross		July 31,
	2017	Additions	Reductions		2017

Oppenheimer Gold & Special Minerals Fund, Cl. I	516,254	5,826	43,255		478,825
Oppenheimer Institutional Government Money Market Fund, Cl. E	5,954,028	79,593	485,125		5,548,496
Oppenheimer International Bond Fund, Cl. I	14,703,828	440,293	2,129,166		13,014,955
Oppenheimer International Equity Fund, Cl. I	13,027,700	131,680	1,161,568		11,997,812
Oppenheimer International Growth Fund, Cl. I	7,535,304	73,298	1,189,077		6,419,525
Oppenheimer International Small- Mid Company Fund, Cl. I	2,337,625	19,446	307,541		2,049,530
Oppenheimer Limited-Term Government Fund, Cl. I	15,566,232	303,553	1,040,836		14,828,949
Oppenheimer Main Street Mid Cap Fund, Cl. I	3,203,148	509,256	198,478		3,513,926
Oppenheimer Main Street Small Cap Fund, Cl. I	7,253,252	59,171	1,224,742		6,087,681
Oppenheimer Master Event-Linked Bond Fund, LLC	1,747,468	16,333	197,006		1,566,795
Oppenheimer Master Inflation Protected Securities Fund, LLC	4,049,833	52,095	263,756		3,838,172
Oppenheimer Master Loan Fund, LLC	2,527,665	591,330	183,885		2,935,110
Oppenheimer Real Estate Fund, Cl. I	565,092	9,565	30,785		543,872
Oppenheimer Total Return Bond Fund, Cl. Ia	24,296,326	619,348	1,516,422		23,399,252
Oppenheimer Value Fund, Cl. I	15,149,620	528,137	856,678		14,821,079

					Realized Gain
		Value	Income		(Loss)

Oppenheimer Capital Appreciation Fund, Cl. I		$545,731,854	$—		$10,688,352
Oppenheimer Developing Markets Fund, Cl. I		116,540,768	—		5,948,912
Oppenheimer Fundamental Alternatives Fund, Cl. I		10,478,150	—		26,161
Oppenheimer Global Multi Strategies Fund, Cl. I		20,629,233	—		13,248
Oppenheimer Gold & Special Minerals Fund, Cl. I		7,982,008	—		92,703
Oppenheimer Institutional Government Money Market Fund, Cl. E		5,548,496	20,053		—
Oppenheimer International Bond Fund, Cl. I		77,569,131	1,728,076		(104,357)
Oppenheimer International Equity Fund, Cl. I		250,874,246	—		4,897,590
Oppenheimer International Growth Fund, Cl. I		264,548,621	—		22,605,849
Oppenheimer International Small-Mid Company Fund, Cl. I		94,975,236	—		5,836,785
Oppenheimer Limited-Term Government Fund, Cl. I		65,543,955	587,016		(106,211)
Oppenheimer Main Street Mid Cap Fund, Cl. I		106,788,214	—		1,960,200
Oppenheimer Main Street Small Cap Fund, Cl. I		91,984,860	—		2,740,504
Oppenheimer Master Event-Linked Bond Fund, LLC		25,926,973	668,464	[b]	(99,745)[b]
Oppenheimer Master Inflation Protected Securities Fund, LLC		46,081,262	681,790	[c]	29,353[c]
Oppenheimer Master Loan Fund, LLC		48,585,409	1,203,676	[d]	18,860[d]

12 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

Footnotes to Statement of Investments (Continued)

			Realized Gain
	Value	Income	(Loss)

Oppenheimer Real Estate Fund, Cl. I	$13,895,931	$118,909	$461,030
Oppenheimer Total Return Bond Fund, Cl. Ia	160,986,856	2,443,478	1,655,504
Oppenheimer Value Fund, Cl. I	554,456,550	2,694,478	15,424,021

Total	$2,509,127,753	$10,145,940	$72,088,759

a. Prior to June 1, 2017, this fund was named Oppenheimer Core Bond Fund.

b. Represents the amount allocated to the Fund from Oppenheimer Master Event-Linked Bond Fund, LLC.

c. Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.

d. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

2. Rate shown is the 7-day yield at period end.

See accompanying Notes to Financial Statements.

13 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES July 31, 2017 Unaudited

Assets
Investments, at value—see accompanying statement of investments—affiliated
companies (cost $1,863,190,145)	$2,509,127,753

Cash	2,218,602

Receivables and other assets:
Investments sold	1,036,176
Shares of beneficial interest sold	843,266
Dividends	790,405
Other	131,138

Total assets	2,514,147,340

Liabilities
Payables and other liabilities:
Shares of beneficial interest redeemed	2,313,359
Investments purchased	796,376
Distribution and service plan fees	519,051
Trustees’ compensation	196,034
Shareholder communications	8,496
Other	33,403

Total liabilities	3,866,719

Net Assets	$2,510,280,621

Composition of Net Assets
Par value of shares of beneficial interest	$181,480

Additional paid-in capital	2,156,444,328

Accumulated net investment income	24,614,458

Accumulated net realized loss on investments	(316,897,253)

Net unrealized appreciation on investments	645,937,608

Net Assets	$2,510,280,621

14 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

Net Asset Value Per Share
Class A Shares:

Net asset value and redemption price per share (based on net assets of $1,750,721,448 and 125,831,938 shares of beneficial interest outstanding)	$13.91

Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$14.76

Class B Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $26,635,471 and 1,937,977 shares of beneficial interest outstanding)	$13.74

Class C Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $553,656,396 and 40,813,214 shares of beneficial interest outstanding)	$13.57

Class R Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $122,709,903 and 8,878,255 shares of beneficial interest outstanding)	$13.82

Class Y Shares:

Net asset value, redemption price and offering price per share (based on net assets of $56,557,403 and 4,018,752 shares of beneficial interest outstanding)	$14.07

See accompanying Notes to Financial Statements.

15 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

STATEMENT OF OPERATIONS For the Six Months Ended July 31, 2017 Unaudited

Allocation of Income and Expenses from Master Funds[1]
Net investment income allocated from Oppenheimer Master Event-Linked Bond Fund, LLC:
Interest	$666,968
Dividends	1,496
Net expenses	(49,787)

Net investment income allocated from Oppenheimer Master Event-Linked Bond Fund, LLC	618,677

Net investment income allocated from Oppenheimer Master Inflation Protected Securities Fund, LLC:
Interest	681,211
Dividends	579
Net expenses	(92,321)

Net investment income allocated from Oppenheimer Master Inflation Protected Securities Fund, LLC	589,469

Net investment income allocated from Oppenheimer Master Loan Fund, LLC:
Interest	1,203,676
Net expenses	(72,204)

Net investment income allocated from Oppenheimer Master Loan Fund, LLC	1,131,472

Total allocation of net investment income from master funds	2,339,618

Investment Income
Dividends—affiliated companies (net of foreign withholding taxes of $50,986)	7,592,010

Interest	10,021

Total investment income	7,602,031

Expenses

Distribution and service plan fees:
Class A	2,071,212
Class B	164,034
Class C	2,706,120
Class R	297,004

Transfer and shareholder servicing agent fees:
Class A	1,862,826
Class B	36,172
Class C	598,004
Class R	131,933
Class Y	70,076

Shareholder communications:
Class A	13,128
Class B	785
Class C	3,814
Class R	492
Class Y	151

Asset allocation fees	1,226,824

Trustees’ compensation	17,361

Custodian fees and expenses	6,763

Other	47,446

Total expenses	9,254,145

16 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

Expenses (Continued)

Less waivers and reimbursements of expenses	$(705,245)

Net expenses	8,548,900

Net Investment Income	1,392,749

Realized and Unrealized Gain (Loss)
Net realized gain on affiliated companies	72,140,291
Increase from payment by affiliate	10,924

Net realized gain (loss) allocated from:
Oppenheimer Master Event-Linked Bond Fund, LLC	(99,745)
Oppenheimer Master Inflation Protected Securities Fund, LLC	29,353
Oppenheimer Master Loan Fund, LLC	18,860

Net realized gain	72,099,683

Net change in unrealized appreciation/depreciation on investment transactions	153,014,656

Net change in unrealized appreciation/depreciation allocated from:
Oppenheimer Master Event-Linked Bond Fund, LLC	179,396
Oppenheimer Master Inflation Protected Securities Fund, LLC	(394,787)
Oppenheimer Master Loan Fund, LLC	(138,372)

Net change in unrealized appreciation/depreciation	152,660,893

Net Increase in Net Assets Resulting from Operations	$226,153,325

1. The Fund invests in certain affiliated mutual funds that expect to be treated as partnerships for tax purposes. See Note 4 of the accompanying Notes.

See accompanying Notes to Financial Statements.

17 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2017	Year Ended
	(Unaudited)	January 31, 2017

Operations
Net investment income	$1,392,749	$23,567,406

Net realized gain	72,099,683	83,039,353

Net change in unrealized appreciation/depreciation	152,660,893	165,315,369

Net increase in net assets resulting from operations	226,153,325	271,922,128

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	—	(15,571,834)
Class B	—	—
Class C	—	(1,236,925)
Class R	—	(817,761)
Class Y	—	(668,587)

	—	(18,295,107)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(52,122,548)	(57,983,628)
Class B	(19,504,404)	(42,745,371)
Class C	(30,497,844)	(44,157,244)
Class R	(5,693,043)	(3,558,847)
Class Y	(5,937,031)	13,332,099

	(113,754,870)	(135,112,991)

Net Assets
Total increase	112,398,455	118,514,030

Beginning of period	2,397,882,166	2,279,368,136

End of period (including accumulated net investment income of $24,614,458 and $23,221,709, respectively)	$2,510,280,621	$2,397,882,166

See accompanying Notes to Financial Statements.

18 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017	Year Ended January 29, 2016[1]	Year Ended January 30, 2015[1]	Year Ended January 31, 2014	Year Ended January 31, 2013
Per Share Operating Data
Net asset value, beginning of period	$12.68	$11.38	$12.12	$11.52	$10.27	$9.25
Income (loss) from investment operations:
Net investment income[2]	0.02	0.15	0.09	0.11	0.13	0.15
Net realized and unrealized gain (loss)	1.21	1.27	(0.65)	0.61	1.28	1.02

Total from investment operations	1.23	1.42	(0.56)	0.72	1.41	1.17
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.12)	(0.18)	(0.12)	(0.16)	(0.15)
Net asset value, end of period	$13.91	$12.68	$11.38	$12.12	$11.52	$10.27

Total Return, at Net Asset Value[3]	9.70%	12.50%	(4.67)%	6.26%	13.73%	12.67%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,750,722	$1,645,373	$1,530,527	$1,599,618	$1,496,909	$1,308,798
Average net assets (in thousands)	$1,708,538	$1,606,586	$1,646,634	$1,591,772	$1,416,982	$1,153,465
Ratios to average net assets:[4,5]
Net investment income	0.30%	1.20%	0.74%	0.93%	1.14%	1.56%
Expenses excluding specific expenses listed below	0.59%	0.60%	0.59%	0.59%	0.59%	0.56%
Interest and fees from borrowings	0.00%	0.00%[6]	0.00%[6]	0.00%	0.00%	0.00%

Total expenses[7]	0.59%	0.60%	0.59%	0.59%	0.59%	0.56%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.53%	0.56%	0.55%	0.55%	0.54%	0.52%
Portfolio turnover rate	4%	5%	8%	15%	9%	28%[8]

19 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2017	1.22%
Year Ended January 31, 2017	1.23%
Year Ended January 29, 2016	1.21%
Year Ended January 30, 2015	1.21%
Year Ended January 31, 2014	1.26%
Year Ended January 31, 2013	1.24%

8. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Year Ended January 31, 2013	$113,842,157	$114,874,878

See accompanying Notes to Financial Statements.

20 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

Class B	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017	Year Ended January 29, 2016[1]	Year Ended January 30, 2015[1]	Year Ended January 31, 2014	Year Ended January 31, 2013
Per Share Operating Data
Net asset value, beginning of period	$12.58	$11.27	$11.96	$11.34	$10.10	$9.09
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.03)	0.04	(0.01)	0.01	0.01	0.06
Net realized and unrealized gain (loss)	1.19	1.27	(0.62)	0.61	1.29	1.00

Total from investment operations	1.16	1.31	(0.63)	0.62	1.30	1.06
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	0.00	(0.06)	0.00	(0.06)	(0.05)
Net asset value, end of period	$13.74	$12.58	$11.27	$11.96	$11.34	$10.10

Total Return, at Net Asset Value[3]	9.22%	11.62%	(5.33)%	5.48%	12.83%	11.73%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$26,636	$43,089	$79,042	$134,496	$197,214	$249,959
Average net assets (in thousands)	$33,040	$58,930	$106,583	$166,076	$220,028	$259,073
Ratios to average net assets:[4,5]
Net investment income (loss)	(0.48)%	0.30%	(0.08)%	0.11%	0.14%	0.61%
Expenses excluding specific expenses listed below	1.35%	1.35%	1.35%	1.34%	1.37%	1.40%
Interest and fees from borrowings	0.00%	0.00%[6]	0.00%[6]	0.00%	0.00%	0.00%

Total expenses[7]	1.35%	1.35%	1.35%	1.34%	1.37%	1.40%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.29%	1.31%	1.31%	1.30%	1.32%	1.36%
Portfolio turnover rate	4%	5%	8%	15%	9%	28%[8]

21 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2017	1.98%
Year Ended January 31, 2017	1.98%
Year Ended January 29, 2016	1.97%
Year Ended January 30, 2015	1.96%
Year Ended January 31, 2014	2.04%
Year Ended January 31, 2013	2.08%

8.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Year Ended January 31, 2013	$113,842,157	$114,874,878

See accompanying Notes to Financial Statements.

22 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

Class C	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017	Year Ended January 29, 2016[1]	Year Ended January 30, 2015[1]	Year Ended January 31, 2014	Year Ended January 31, 2013
Per Share Operating Data
Net asset value, beginning of period	$12.41	$11.14	$11.87	$11.28	$10.06	$9.08
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.03)	0.05	0.00[3]	0.02	0.04	0.08
Net realized and unrealized gain (loss)	1.19	1.25	(0.64)	0.60	1.26	0.98

Total from investment operations	1.16	1.30	(0.64)	0.62	1.30	1.06
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.03)	(0.09)	(0.03)	(0.08)	(0.08)
Net asset value, end of period	$13.57	$12.41	$11.14	$11.87	$11.28	$10.06

Total Return, at Net Asset Value[4]	9.35%	11.66%	(5.41)%	5.53%	12.93%	11.70%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$553,656	$535,568	$522,227	$557,576	$535,716	$492,455
Average net assets (in thousands)	$548,338	$533,800	$564,178	$562,221	$518,457	$445,399
Ratios to average net assets:[5,6]
Net investment income (loss)	(0.46)%	0.44%	(0.01)%	0.18%	0.35%	0.79%
Expenses excluding specific expenses listed below	1.34%	1.35%	1.34%	1.34%	1.33%	1.30%
Interest and fees from borrowings	0.00%	0.00%[7]	0.00%[7]	0.00%	0.00%	0.00%

Total expenses[8]	1.34%	1.35%	1.34%	1.34%	1.33%	1.30%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.28%	1.31%	1.30%	1.30%	1.28%	1.26%
Portfolio turnover rate	4%	5%	8%	15%	9%	28%[9]

23 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

7. Less than 0.005%.

8. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2017	1.97%
Year Ended January 31, 2017	1.98%
Year Ended January 29, 2016	1.96%
Year Ended January 30, 2015	1.96%
Year Ended January 31, 2014	2.00%
Year Ended January 31, 2013	1.98%

9. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Year Ended January 31, 2013	$113,842,157	$114,874,878

See accompanying Notes to Financial Statements.

24 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

Class R	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017	Year Ended January 29, 2016[1]	Year Ended January 30, 2015[1]	Year Ended January 31, 2014	Year Ended January 31, 2013
Per Share Operating Data
Net asset value, beginning of period	$12.62	$11.32	$12.05	$11.45	$10.21	$9.20
Income (loss) from investment operations:
Net investment income[2]	0.00[3]	0.11	0.06	0.08	0.09	0.13
Net realized and unrealized gain (loss)	1.20	1.28	(0.64)	0.61	1.28	1.01

Total from investment operations	1.20	1.39	(0.58)	0.69	1.37	1.14
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.09)	(0.15)	(0.09)	(0.13)	(0.13)
Net asset value, end of period	$13.82	$12.62	$11.32	$12.05	$11.45	$10.21

Total Return, at Net Asset Value[4]	9.51%	12.29%	(4.88)%	5.99%	13.42%	12.42%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$122,710	$117,356	$108,810	$119,953	$128,012	$138,042
Average net assets (in thousands)	$121,004	$112,804	$120,320	$127,487	$133,527	$122,558
Ratios to average net assets:[5,6]
Net investment income	0.04%	0.94%	0.50%	0.66%	0.78%	1.37%
Expenses excluding specific expenses listed below	0.84%	0.85%	0.84%	0.84%	0.81%	0.77%
Interest and fees from borrowings	0.00%	0.00%[7]	0.00%[7]	0.00%	0.00%	0.00%

Total expenses[8]	0.84%	0.85%	0.84%	0.84%	0.81%	0.77%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.78%	0.81%	0.80%	0.80%	0.76%	0.73%
Portfolio turnover rate	4%	5%	8%	15%	9%	28%[9]

25 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

7. Less than 0.005%.

8. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2017	1.47%
Year Ended January 31, 2017	1.48%
Year Ended January 29, 2016	1.46%
Year Ended January 30, 2015	1.46%
Year Ended January 31, 2014	1.48%
Year Ended January 31, 2013	1.45%

9. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Year Ended January 31, 2013	$113,842,157	$114,874,878

See accompanying Notes to Financial Statements.

26 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

Class Y	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017	Year Ended January 29, 2016[1]	Year Ended January 30, 2015[1]	Year Ended January 31, 2014	Year Ended January 31, 2013
Per Share Operating Data
Net asset value, beginning of period	$12.81	$11.51	$12.25	$11.65	$10.38	$9.35
Income (loss) from investment operations:
Net investment income[2]	0.04	0.20	0.14	0.17	0.17	0.16
Net realized and unrealized gain (loss)	1.22	1.26	(0.66)	0.59	1.30	1.04

Total from investment operations	1.26	1.46	(0.52)	0.76	1.47	1.20
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.16)	(0.22)	(0.16)	(0.20)	(0.17)
Net asset value, end of period	$14.07	$12.81	$11.51	$12.25	$11.65	$10.38

Total Return, at Net Asset Value[3]	9.84%	12.69%	(4.34)%	6.52%	14.07%	12.92%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$56,557	$56,496	$38,762	$30,551	$9,416	$7,830
Average net assets (in thousands)	$64,266	$41,675	$33,137	$17,424	$8,437	$11,661
Ratios to average net assets:[4,5]
Net investment income	0.55%	1.65%	1.14%	1.35%	1.48%	1.69%
Expenses excluding specific expenses listed below	0.34%	0.35%	0.35%	0.35%	0.30%	0.21%
Interest and fees from borrowings	0.00%	0.00%[6]	0.00%[6]	0.00%	0.00%	0.00%

Total expenses[7]	0.34%	0.35%	0.35%	0.35%	0.30%	0.21%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.28%	0.31%	0.31%	0.31%	0.25%	0.17%
Portfolio turnover rate	4%	5%	8%	15%	9%	28%[8]

27 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2017	0.97%
Year Ended January 31, 2017	0.98%
Year Ended January 29, 2016	0.97%
Year Ended January 30, 2015	0.97%
Year Ended January 31, 2014	0.97%
Year Ended January 31, 2013	0.89%

8. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Year Ended January 31, 2013	$113,842,157	$114,874,878

See accompanying Notes to Financial Statements.

28 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS July 31, 2017 Unaudited

1. Organization

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. Active Allocation Fund (the “Fund”) is a series of the Trust whose investment objective is to seek total return. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

The Fund offers Class A, Class C, Class R and Class Y shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares are permitted, however reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds are allowed. Purchases of Class R shares occurring on or after July 1, 2014, will not be subject to a CDSC upon redemption. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C and Class R shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class R shares are sold only through retirement plans. Retirement plans that offer Class R shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and R shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies followed in the Fund’s preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

29 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Dividend distributions received from the Underlying Funds are recorded on the ex-dividend date. Upon receipt of notification from an Underlying Fund, and subsequent to the ex-dividend date, some of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the Underlying Fund and/or increasing the realized gain on sales of investments in the Underlying Fund.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the Prime Rate plus 0.35%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. The Fund has analyzed its tax positions for the fiscal year ended January 31, 2017, including open tax years, and does not believe there are any uncertain tax positions requiring recognition in the Fund’s financial statements.

30 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

2. Significant Accounting Policies (Continued)

During the fiscal year ended January 31, 2017, the Fund utilized $75,775,771 of capital loss carryforward to offset capital gains realized in that fiscal year. Details of the fiscal year ended January 31, 2017 capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. Capital losses with no expiration will be carried forward to future years if not offset by gains.

Expiring
2018	$112,193,831
2019	221,029,215

Total	$333,223,046

At period end, it is estimated that the capital loss carryforwards would be $261,123,363 expiring by 2019. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the reporting period, it is estimated that the Fund will utilize $72,099,683 of capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net realized gains presented in those financial statements in accordance with U.S. GAAP. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,919,872,394

Gross unrealized appreciation	$616,646,314
Gross unrealized depreciation	(27,390,955)

Net unrealized appreciation	$589,255,359

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncement. In October 2016, the Securities and Exchange Commission (“SEC”) adopted amendments to rules under the Investment Company Act of

31 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in, and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is for reporting periods ended after August 1, 2017. The implementation of the rules will not have a material impact on the Fund’s financial statements.

3. Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable investment companies. For each investment company, the net asset value per share for a class of shares is determined as of 4:00 P.M. eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange. This is calculated by dividing the value of the investment company’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

32 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

3. Securities Valuation (Continued)

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are measured using net asset value and are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Investment Companies	$2,388,534,109	$120,593,644	$—	$2,509,127,753

Total Assets	$2,388,534,109	$120,593,644	$—	$2,509,127,753

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Risks of Investing in the Underlying Funds. The Fund invests in other mutual funds advised by the Manager. The Underlying Funds are registered open-end management investment companies under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Underlying Funds. The Fund’s Investments in Underlying Funds are included in the Statement of Investments. Shares of Underlying Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Underlying Funds’ expenses,

33 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks (Continued)

including their management fee.

Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Investment in Oppenheimer Institutional Government Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”) to seek current income while preserving liquidity or for defensive purposes. IGMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act, as amended. The Manager is the investment adviser of IGMMF, and the Sub-Adviser provides investment and related advisory services to IGMMF. When applicable, the Fund’s investment in IGMMF is included in the Statement of Investments. Shares of IGMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IGMMF’s Class E expenses, including its management fee.

Investment in Oppenheimer Master Funds. Certain Underlying Funds in which the Fund invests are mutual funds registered under the 1940 Act, as amended, that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC (“Master Loan”), Oppenheimer Master Event-Linked Bond Fund, LLC (“Master Event-Linked Bond”) and Oppenheimer Master Inflation Protected Securities Fund, LLC (“Master Inflation Protected Securities”) (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Master Loan is to seek income. The investment objective of Master Event-Linked Bond is to seek total return. The investment objective of Master Inflation Protected Securities is to seek total return. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/ (loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Funds. The Fund owns 3.11% of Master Loan, 9.18% of Master Event-Linked Bond and 29.71% of Master Inflation Protected Securities at period end.

34 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended July 31, 2017		Year Ended January 31, 2017
	Shares	Amount	Shares	Amount

Class A
Sold	6,551,320	$86,931,169	15,954,799	$192,872,344
Dividends and/or distributions reinvested	—	—	1,238,461	15,344,460
Redeemed	(10,441,741)	(139,053,717)	(21,910,398)	(266,200,432)

Net decrease	(3,890,421)	$(52,122,548)	(4,717,138)	$(57,983,628)

35 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

6. Shares of Beneficial Interest (Continued)

	Six Months Ended July 31, 2017		Year Ended January 31, 2017
	Shares	Amount	Shares	Amount

Class B
Sold	1,921	$25,278	32,210	$385,249
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	(1,490,148)	(19,529,682)	(3,622,324)	(43,130,620)

Net decrease	(1,488,227)	$(19,504,404)	(3,590,114)	$(42,745,371)

Class C
Sold	2,201,932	$28,576,031	5,564,819	$65,687,819
Dividends and/or distributions reinvested	—	—	100,829	1,224,076
Redeemed	(4,534,207)	(59,073,875)	(9,382,498)	(111,069,139)

Net decrease	(2,332,275)	$(30,497,844)	(3,716,850)	$(44,157,244)

Class R
Sold	981,541	$13,002,280	1,817,772	$21,950,453
Dividends and/or distributions reinvested	—	—	64,142	790,866
Redeemed	(1,405,719)	(18,695,323)	(2,187,911)	(26,300,166)

Net decrease	(424,178)	$(5,693,043)	(305,997)	$(3,558,847)

Class Y
Sold	1,222,196	$16,463,809	1,916,812	$23,738,704
Dividends and/or distributions reinvested	—	—	52,980	663,316
Redeemed	(1,612,265)	(22,400,840)	(930,034)	(11,069,921)

Net increase (decrease)	(390,069)	$(5,937,031)	1,039,758	$13,332,099

7. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IGMMF, for the reporting period were as follows:

	Purchases	Sales
Investment securities	$100,756,318	$215,839,296

8. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from the Fund’s investments in the Underlying Funds. The weighted indirect management fees collected from the Fund’s investment in the Underlying Funds, as a percent of average daily net assets of the Fund for the reporting period was 0.57%. This amount is gross of any waivers or reimbursements of management fees implemented at the Underlying Fund level. Under the sub-advisory agreement effective January 1, 2013, the Manager pays the Sub-Adviser a percentage of the indirect management fees (after all applicable waivers) from the Fund’s investments in the Underlying Funds.

36 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

8. Fees and Other Transactions with Affiliates (Continued)

Asset Allocation Fees. The Fund pays the Manager an asset allocation fee equal to an annual rate of 0.10% of the first $3 billion of the daily net assets of the Fund and 0.08% of the daily net assets in excess of $3 billion.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the indirect investment management fee collected by the Manager, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets, which shall be calculated after any applicable fee waivers. Fees incurred and average net assets for each class with respect to these services are detailed in the Statement of Operations and Financial Highlights, respectively.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s Independent Trustees. Benefits are based on years of service and fees paid to each Trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active Independent Trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the reporting period, the Fund’s projected benefit obligations, payments to retired Trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$—
Payments Made to Retired Trustees	—
Accumulated Liability as of July 31, 2017	72,326

The Fund’s Board of Trustees (“Board”) has adopted a compensation deferral plan for Independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds

37 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

8. Fees and Other Transactions with Affiliates (Continued)

selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class B, Class C and Class R Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class R shares pursuant to Rule 12b-1 under the 1940 Act to compensate the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares’ daily net assets and 0.25% on Class R shares’ daily net assets. The Fund also pays a service fee under the Plans at an annual rate of 0.25% of daily net assets. The Plans continue in effect from year to year only if the Fund’s Board of Trustees votes annually to approve their continuance at an in person meeting called for that purpose. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

Sales Charges. Front-end sales charges and CDSC do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

38 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

8. Fees and Other Transactions with Affiliates (Continued)

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor	Class R Contingent Deferred Sales Charges Retained by Distributor
July 31, 2017	$458,296	$—	$16,832	$23,949	$—

Waivers and Reimbursements of Expenses. Prior to June 1, 2017, the Manager voluntarily waived fees and/or reimbursed the Fund for certain expenses in order to limit “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses”, (the combined direct (Fund level) and indirect (Underlying Fund level) expenses), to the annual rate of 1.45%, 2.20%, 2.20%, 1.70% and 1.20%, for Class A, Class B, Class C, Class R and Class Y, respectively. Effective June 1, 2017, this expense limitation has been removed.

Effective January 1, 2017, the Transfer Agent has voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to 0.015% of average annual net assets for Classes A, B, C, R and Y.

During the reporting period, the Transfer Agent waived fees and/or reimbursed the Fund for transfer agent and shareholder servicing agent fees as follows:

Class A	$147,930
Class B	3,020
Class C	47,603
Class R	10,475
Class Y	5,489

This fee waiver and/or reimbursement may be terminated at any time.

The Manager has also contractually agreed to waive fees and/or reimburse certain Fund expenses at an annual rate of 0.04% as calculated on the daily net assets of the Fund. This waiver and/or reimbursement is applied after (and in addition to) any other applicable waiver and/or expense reimbursements that may apply. During the reporting period, the Manager waived fees and/or reimbursed the Fund $490,728.

During the reporting period, the Manager voluntarily reimbursed the Fund $10,924 for certain transactions. The payment is reported separately in the Statement of Operations and increased the Fund’s total returns by less than 0.005%.

39 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES;

UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Guidelines under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Guidelines is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

40 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
Beth Ann Brown, Trustee
Edmund P. Giambastiani, Jr., Trustee
Elizabeth Krentzman, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Joanne Pace, Trustee
Daniel Vandivort, Trustee
Arthur P. Steinmetz, Trustee, President and Principal Executive Officer
Mark Hamilton, Vice President
Caleb Wong, Vice President
Dokyoung Lee, Vice President
Cynthia Lo Bessette, Secretary and Chief Legal Officer
Jennifer Foxson, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money Laundering Officer
Brian S. Petersen, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder	OFI Global Asset Management, Inc.
Servicing Agent

Sub-Transfer Agent	Shareholder Services, Inc.
DBA OppenheimerFunds Services

Independent Registered	KPMG LLP
Public Accounting Firm

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2017 OppenheimerFunds, Inc. All rights reserved.

41 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain nonpublic personal information about our shareholders from the following sources:

•	Applications or other forms
•	When you create a user ID and password for online account access
•	When you enroll in eDocs Direct,SM our electronic document delivery service
•	Your transactions with us, our affiliates or others
•	Technologies on our website, including: “cookies” and web beacons, which are used to collect data on the pages you visit and the features you use.

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

Copies of confirmations, account statements and other documents reporting activity in your fund accounts are made available to your financial advisor (as designated by you). We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

42 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 256-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.
•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, safeguard that information. Also, take special precautions when accessing your account on a computer used by others.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated November 2016. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about this privacy policy, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).

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47 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

OppenheimerFunds®

The Right Way

to Invest

Visit us at oppenheimerfunds.com for 24-hr access to account information and transactions or call us at 800.CALL OPP (800.225.5677) for 24-hr automated information and automated transactions. Representatives also available Mon–Fri 8am-8pm ET.

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Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.

225 Liberty Street, New York, NY 10281-1008

© 2017 OppenheimerFunds Distributor, Inc. All rights reserved.

RS0550.001.0717 September 26, 2017

Semiannual Report 7/31/2017

OppenheimerFunds®
The Right Way
to Invest

Oppenheimer
Portfolio Series Equity Investor Fund

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 7/31/17

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	S&P 500 Index	MSCI World Index
6-Month	12.83%	6.34%	9.51%	10.64%
1-Year	16.66	9.95	16.04	16.12
5-Year	11.48	10.17	14.78	11.63
10-Year	4.96	4.34	7.74	4.45

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 5.75% maximum applicable sales charge except where “without sales charge” is indicated. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. Returns for periods of less than one year are cumulative and not annualized. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

2      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

Fund Performance Discussion1

MARKET OVERVIEW

Over the six-month reporting period, markets continued their general risk-on mode that started after the surprise election of Donald Trump in November 2016. U.S. Gross Domestic Product growth continued to progress as employment and wage gains suggested the U.S. may be approaching full employment. Business and consumer confidence indicators were among their highest levels in the current expansion. While consumption growth has slowed modestly from a strong pace, the recovery in investment expenditures, a weaker dollar, and a stronger housing sector added to growth. The financial markets have grown quite comfortable with a continuation of U.S. economic growth of around 2.0% and inflation somewhat below that level. Outside of the U.S., growth tended to surprise to the upside. Europe, Canada, and Australia are a few examples. Emerging markets performed well during the reporting period. Global growth remained firm which helped the asset class to perform well.

As its dual mandates of full employment and price stability were approached, the Federal

Reserve Bank (the “Fed”) continued to reduce monetary accommodation and normalized rates. The Fed hiked interest rates 0.25% in March and June, and also signaled the potential for balance sheet normalization later this year, possibly in September, along with another hike in December. The unemployment rate fell slightly to 4.4% in April (and to 4.3% at period end), which is within the range of the Fed’s latest estimates of non-accelerating inflation rate of unemployment. The Fed has been less successful on their inflation mandate. Headline and core inflation fell over the second quarter of 2017 and continue to be at levels below the Fed’s stated target.

As mentioned above, market performance continued to be positive for most risk assets during the six-month reporting period, with equities performing positively. U.S. Treasury rates fell over the six-month period, with the 10-year Treasury rate ending the period at 2.30%. For the reporting period, credit sectors of the investment-grade fixed-income market posted positive absolute performance and also outperformed U.S. Treasuries.

1. The Fund is invested in Class I shares of all underlying funds discussed in this Fund Performance Discussion.

3      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

FUND REVIEW

Against this market backdrop, the Fund’s Class A shares (without sales charge) produced a total return of 12.83%. In comparison, the Fund’s benchmarks, the S&P 500 Index and the MSCI World Index returned 9.51% and 10.64%, respectively.

The Fund received its strongest results from foreign equity funds this reporting period. All of the underlying foreign equity funds produced positive results for the Fund this period as well, led by Oppenheimer International Growth Fund and Oppenheimer International Equity Fund. European markets have outperformed U.S. markets during this reporting period. This benefited both of these underlying funds, which have large allocations to Europe. Oppenheimer International Equity

Fund also benefited from its exposure to emerging markets, which performed well this period, as mentioned earlier. The strong

Mark Hamilton
Portfolio Manager

performance of emerging markets also benefited the performance of Oppenheimer Developing Markets Fund. Oppenheimer International Small-Mid Company Fund also produced strong results for the Fund this reporting period. This underlying fund invests primarily in small- and mid-cap companies domiciled outside the U.S. that offer opportunities for growth.

All of the Fund’s domestic and foreign equity holdings provided positive returns, with Oppenheimer Capital Appreciation Fund providing the strongest contribution to return. Oppenheimer Capital Appreciation Fund typically invests in large-cap U.S. growth stocks. In an environment where growth outperformed value, the underlying fund benefited. That said, value also produced positive returns this period and Oppenheimer Value Fund was the second largest contributor to performance.

Dokyoung Lee, CFA
Portfolio Manager

4      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

Top Holdings and Allocations

ASSET CLASS ALLOCATION

Domestic Equity Funds	50.1%
Foreign Equity Funds	49.9

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2017, and are based on the total market value of investments.

TOP HOLDINGS

Oppenheimer Value Fund, Cl. I	22.3%
Oppenheimer Capital Appreciation Fund, Cl. I	20.2
Oppenheimer International Growth Fund, Cl. I	19.3
Oppenheimer International Equity Fund, Cl. I	17.0
Oppenheimer International Small- Mid Company Fund, Cl. I	7.4
Oppenheimer Developing Markets Fund, Cl. I	6.2
Oppenheimer Main Street Mid Cap Fund, Cl. I	4.0
Oppenheimer Main Street Small Cap Fund, Cl. I	3.5

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2017, and are based on net assets. For more current Top 10 Fund holdings, please visit oppenheimerfunds.com.

5      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 7/31/17

	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OAAIX)	4/5/05	12.83%	16.66%	11.48%	4.96%
Class B (OBAIX)	4/5/05	12.35	15.74	10.62	4.46
Class C (OCAIX)	4/5/05	12.43	15.77	10.65	4.17
Class R (ONAIX)	4/5/05	12.64	16.31	11.21	4.73
Class Y (OYAIX)	4/5/05	12.89	16.91	11.76	5.33

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 7/31/17
	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OAAIX)	4/5/05	6.34%	9.95%	10.17%	4.34%
Class B (OBAIX)	4/5/05	7.35	10.74	10.35	4.46
Class C (OCAIX)	4/5/05	11.43	14.77	10.65	4.17
Class R (ONAIX)	4/5/05	12.64	16.31	11.21	4.73
Class Y (OYAIX)	4/5/05	12.89	16.91	11.76	5.33

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800. CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 5.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C shares, the contingent deferred sales charge of 1% for the 1-year period. There is no sales charge for Class R and Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Returns for periods of less than one year are cumulative and not annualized. See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

The Fund’s performance is compared to the performance of the S&P 500® Index and the MSCI® World Index. The S&P 500® Index is a capitalization-weighted index of 500 stocks intended to be a representative sample of leading companies in leading industries within the U.S. economy. The MSCI® World Index is an index of issuers listed on the stock exchanges of foreign countries and the United States. It is widely recognized as a measure of global stock market performance. The indices are unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the indices. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict

6      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. or its affiliates.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

7      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2017.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended July 31, 2017” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

Actual	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During 6 Months Ended July 31, 2017
Class A	$1,000.00	$1,128.30	$2.43
Class B	1,000.00	1,123.50	6.44
Class C	1,000.00	1,124.30	6.39
Class R	1,000.00	1,126.40	3.75
Class Y	1,000.00	1,128.90	1.11

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,022.51	2.31
Class B	1,000.00	1,018.74	6.12
Class C	1,000.00	1,018.79	6.07
Class R	1,000.00	1,021.27	3.56
Class Y	1,000.00	1,023.75	1.05

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended July 31, 2017 are as follows:

Class	Expense Ratios
Class A	0.46%
Class B	1.22
Class C	1.21
Class R	0.71
Class Y	0.21

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

9      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

STATEMENT OF INVESTMENTS July 31, 2017 Unaudited

	Shares	Value
Investment Companies—99.9%[1]
Domestic Equity Funds—50.0%
Oppenheimer Capital Appreciation Fund, Cl. I	2,776,696	$176,986,596
Oppenheimer Main Street Mid Cap Fund, Cl. I	1,172,164	35,622,069
Oppenheimer Main Street Small Cap Fund, Cl. I	2,012,616	30,410,623
Oppenheimer Value Fund, Cl. I	5,216,885	195,163,655
		438,182,943
Foreign Equity Funds—49.9%
Oppenheimer Developing Markets Fund, Cl. I	1,360,660	54,508,032
Oppenheimer International Equity Fund, Cl. I	7,115,646	148,788,165
Oppenheimer International Growth Fund, Cl. I	4,096,459	168,815,074
Oppenheimer International Small-Mid Company Fund, Cl. I	1,393,768	64,587,189
		436,698,460
Total Investments, at Value (Cost $540,873,310)	99.9%	874,881,403
Net Other Assets (Liabilities)	0.1	1,178,102
Net Assets	100.0%	$876,059,505

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares January 31, 2017	Gross Additions	Gross Reductions	Shares July 31, 2017
Oppenheimer Capital Appreciation
Fund, Cl. I	2,848,778	27,490	99,572	2,776,696
Oppenheimer Developing Markets
Fund, Cl. I	1,419,854	22,617	81,811	1,360,660
Oppenheimer International Equity
Fund, Cl. I	7,355,865	91,723	331,942	7,115,646
Oppenheimer International Growth
Fund, Cl. I	4,236,807	53,659	194,007	4,096,459
Oppenheimer International Small-
Mid Company Fund, Cl. I	1,425,838	12,298	44,368	1,393,768
Oppenheimer Main Street Mid Cap
Fund, Cl. I	1,199,448	10,388	37,672	1,172,164
Oppenheimer Main Street Small Cap
Fund, Cl. I	2,068,309	21,178	76,871	2,012,616
Oppenheimer Value Fund, Cl. I	5,326,813	77,254	187,182	5,216,885

		Value	Income	Realized Gain (Loss)
Oppenheimer Capital Appreciation Fund, Cl. I		$176,986,596	$—	$(134,906)
Oppenheimer Developing Markets Fund, Cl. I		54,508,032	—	96,583
Oppenheimer International Equity Fund, Cl. I		148,788,165	—	505,964
Oppenheimer International Growth Fund, Cl. I		168,815,074	—	1,571,833
Oppenheimer International Small-Mid Company Fund, Cl. I		64,587,189	—	558,452
Oppenheimer Main Street Mid Cap Fund, Cl. I		35,622,069	—	(5,630)
Oppenheimer Main Street Small Cap Fund, Cl. I		30,410,623	—	127,928

10      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

Footnotes to Statement of Investments (Continued)

	Value	Income	Realized Gain (Loss)
Oppenheimer Value Fund, Cl. I	$195,163,655	$932,779	$802,880
Total	$874,881,403	$932,779	$3,523,104

See accompanying Notes to Financial Statements.

11      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES July 31, 2017 Unaudited

Assets
Investments, at value—affiliated companies (cost $ 540,873,310)—see accompanying
statement of investments	$874,881,403
Cash	858,185
Receivables and other assets:
Shares of beneficial interest sold	613,815
Investments sold	351,716
Other	37,696
Total assets	876,742,815
Liabilities
Payables and other liabilities:
Shares of beneficial interest redeemed	428,722
Distribution and service plan fees	179,590
Trustees’ compensation	47,911
Shareholder communications	7,501
Other	19,586
Total liabilities	683,310
Net Assets	$876,059,505

Composition of Net Assets
Par value of shares of beneficial interest	$50,133
Additional paid-in capital	550,488,535
Accumulated net investment income	314,119
Accumulated net realized loss on investments	(8,801,375)
Net unrealized appreciation on investments	334,008,093
Net Assets	$876,059,505

12      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $600,804,761 and 34,156,386 shares of beneficial interest outstanding)	$17.59
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$18.66
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $9,175,991 and 533,395 shares of beneficial interest outstanding)	$17.20
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $193,898,398 and 11,341,981 shares of beneficial interest outstanding)	$17.10
Class R Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $49,514,685 and 2,819,853 shares of beneficial interest outstanding)	$17.56
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$22,665,670 and 1,281,013 shares of beneficial interest outstanding)	$17.69

See accompanying Notes to Financial Statements.

13      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

STATEMENT OF OPERATIONS For the Six Months Ended July 31, 2017 Unaudited

Investment Income
Dividends—affiliated companies	$932,779
Interest	2,919
Total investment income	935,698
Expenses
Distribution and service plan fees:
Class A	694,296
Class B	55,112
Class C	926,782
Class R	115,329
Transfer and shareholder servicing agent fees:
Class A	624,133
Class B	12,158
Class C	204,676
Class R	51,130
Class Y	22,863
Shareholder communications:
Class A	7,128
Class B	527
Class C	2,090
Class R	357
Class Y	58
Trustees’ compensation	5,928
Custodian fees and expenses	1,992
Other	28,755
Total expenses	2,753,314
Less waivers and reimbursements of expenses	(72,514)
Net expenses	2,680,800
Net Investment Loss	(1,745,102)
Realized and Unrealized Gain
Net realized gain on:
Investment transactions in affiliated companies	3,523,104
Increase from payment by affiliate	5,978
Net realized gain	3,529,082
Net change in unrealized appreciation/depreciation on investment transactions	98,026,696
Net Increase in Net Assets Resulting from Operations	$99,810,676

See accompanying Notes to Financial Statements.

14      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017
Operations
Net investment income (loss)	$(1,745,102)	$5,672,401
Net realized gain	3,529,082	3,704,401
Net change in unrealized appreciation/depreciation	98,026,696	88,342,576
Net increase in net assets resulting from operations	99,810,676	97,719,378

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	—	(5,575,647)
Class B	—	—
Class C	—	(591,489)
Class R	—	(349,363)
Class Y	—	(245,471)
	—	(6,761,970)
Distributions from net realized gain:
Class A	—	(4,099,293)
Class B	—	(119,006)
Class C	—	(1,418,042)
Class R	—	(339,397)
Class Y	—	(146,998)
	—	(6,122,736)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(5,671,396)	(11,235,256)
Class B	(6,245,644)	(14,060,658)
Class C	(8,303,240)	(11,593,850)
Class R	(1,260,548)	(658,299)
Class Y	612,086	(3,119,990)
	(20,868,742)	(40,668,053)

Net Assets
Total increase	78,941,934	44,166,619
Beginning of period	797,117,571	752,950,952
End of period (including accumulated net investment income of $314,119 and $2,059,221, respectively)	$876,059,505	$797,117,571

See accompanying Notes to Financial Statements.

15      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017	Year Ended January 29, 2016	[1]	Year Ended January 30, 2015	[1]	Year Ended January 31, 2014	Year Ended January 31, 2013
Per Share Operating Data
Net asset value, beginning of period	$15.59	$13.99	$14.87		$14.28		$12.30	$10.62
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.02)	0.14	0.07		0.11		0.12	0.11
Net realized and unrealized gain (loss)	2.02	1.74	(0.76)		0.60		1.97	1.66
Total from investment operations	2.00	1.88	(0.69)		0.71		2.09	1.77
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.16)	(0.19)		(0.12)		(0.11)	(0.09)
Distributions from net realized gain	0.00	(0.12)	0.00		0.00		0.00	0.00
Total dividends and/or distributions to shareholders	0.00	(0.28)	(0.19)		(0.12)		(0.11)	(0.09)
Net asset value, end of period	$17.59	$15.59	$13.99		$14.87		$14.28	$12.30

Total Return, at Net Asset Value[3]	12.83%	13.52%	(4.78)%		4.99%		16.95%	16.73%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$600,805	$537,926	$492,539		$513,521		$482,285	$388,790
Average net assets (in thousands)	$572,640	$522,301	$533,833		$519,483		$442,886	$350,996
Ratios to average net assets:[4]
Net investment income (loss)	(0.23)%	0.93%	0.45%		0.72%		0.88%	0.99%
Expenses excluding specific expenses listed below	0.48%	0.48%	0.48%		0.48%		0.48%	0.47%
Interest and fees from borrowings	0.00%	0.00%[5]	0.00%[5]		0.00%		0.00%	0.00%
Total expenses[6]	0.48%	0.48%	0.48%		0.48%		0.48%	0.47%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.46%	0.48%	0.48%		0.48%		0.47%	0.47%
Portfolio turnover rate	1%	6%	8%		10%		6%	17%

16      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2017	1.19%
Year Ended January 31, 2017	1.18%
Year Ended January 29, 2016	1.16%
Year Ended January 30, 2015	1.17%
Year Ended January 31, 2014	1.23%
Year Ended January 31, 2013	1.22%

See accompanying Notes to Financial Statements.

17      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

Class B	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017	Year Ended January 29, 2016	[1]	Year Ended January 30, 2015	[1]	Year Ended January 31, 2014	Year Ended January 31, 2013
Per Share Operating Data
Net asset value, beginning of period	$15.31	$13.69	$14.52		$13.93		$12.01	$10.37
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.08)	(0.01)	(0.07)		(0.02)		(0.02)	0.00
Net realized and unrealized gain (loss)	1.97	1.75	(0.73)		0.61		1.94	1.64
Total from investment operations	1.89	1.74	(0.80)		0.59		1.92	1.64
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	0.00	(0.03)		0.00		0.00	0.00
Distributions from net realized gain	0.00	(0.12)	0.00		0.00		0.00	0.00
Total dividends and/or distributions to shareholders	0.00	(0.12)	(0.03)		0.00		0.00	0.00
Net asset value, end of period	$17.20	$15.31	$13.69		$14.52		$13.93	$12.01

Total Return, at Net Asset Value[3]	12.35%	12.73%	(5.52)%		4.24%		15.99%	15.82%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,176	$14,088	$25,864		$44,518		$63,602	$72,843
Average net assets (in thousands)	$11,110	$19,291	$35,961		$55,111		$68,259	$75,680
Ratios to average net assets:[4]
Net investment income (loss)	(1.01)%	(0.07)%	(0.44)%		(0.14)%		(0.12)%	0.03%
Expenses excluding specific expenses listed below	1.24%	1.24%	1.23%		1.23%		1.25%	1.30%
Interest and fees from borrowings	0.00%	0.00%[5]	0.00%[5]		0.00%		0.00%	0.00%
Total expenses[6]	1.24%	1.24%	1.23%		1.23%		1.25%	1.30%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.22%	1.24%	1.23%		1.23%		1.24%	1.30%
Portfolio turnover rate	1%	6%	8%		10%		6%	17%

18      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2017	1.95%
Year Ended January 31, 2017	1.94%
Year Ended January 29, 2016	1.91%
Year Ended January 30, 2015	1.92%
Year Ended January 31, 2014	2.00%
Year Ended January 31, 2013	2.05%

See accompanying Notes to Financial Statements.

19      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

Class C	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017	Year Ended January 29, 2016[1]	Year Ended January 30, 2015[1]	Year Ended January 31, 2014	Year Ended January 31, 2013
Per Share Operating Data
Net asset value, beginning of period	$15.21	$13.65	$14.52	$13.94	$12.02	$10.38
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.08)	0.02	(0.05)	0.00	0.02	0.02
Net realized and unrealized gain (loss)	1.97	1.71	(0.75)	0.59	1.92	1.63
Total from investment operations	1.89	1.73	(0.80)	0.59	1.94	1.65
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.05)	(0.07)	(0.01)	(0.02)	(0.01)
Distributions from net realized gain	0.00	(0.12)	0.00	0.00	0.00	0.00
Total dividends and/or distributions to shareholders	0.00	(0.17)	(0.07)	(0.01)	(0.02)	(0.01)
Net asset value, end of period	$17.10	$15.21	$13.65	$14.52	$13.94	$12.02

Total Return, at Net Asset Value[3]	12.43%	12.71%	(5.51)%	4.22%	16.11%	15.91%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$193,898	$180,365	$172,605	$186,923	$177,813	$150,848
Average net assets (in thousands)	$187,738	$179,171	$189,362	$189,422	$164,340	$139,727
Ratios to average net assets:[4]
Net investment income (loss)	(0.98)%	0.16%	(0.31)%	(0.02)%	0.12%	0.22%
Expenses excluding specific expenses listed below	1.23%	1.23%	1.23%	1.22%	1.23%	1.21%
Interest and fees from borrowings	0.00%	0.00%[5]	0.00%[5]	0.00%	0.00%	0.00%
Total expenses[6]	1.23%	1.23%	1.23%	1.22%	1.23%	1.21%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.21%	1.23%	1.23%	1.22%	1.22%	1.21%
Portfolio turnover rate	1%	6%	8%	10%	6%	17%

20      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2017	1.94%
Year Ended January 31, 2017	1.93%
Year Ended January 29, 2016	1.91%
Year Ended January 30, 2015	1.91%
Year Ended January 31, 2014	1.98%
Year Ended January 31, 2013	1.96%

See accompanying Notes to Financial Statements.

21      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

Class R	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017	Year Ended January 29, 2016	[1]	Year Ended January 30, 2015	[1]	Year Ended January 31, 2014	Year Ended January 31, 2013
Per Share Operating Data
Net asset value, beginning of period	$15.59	$13.98	$14.86		$14.25		$12.27	$10.59
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.04)	0.10	0.03		0.06		0.06	0.07
Net realized and unrealized gain (loss)	2.01	1.75	(0.77)		0.62		1.99	1.67
Total from investment operations	1.97	1.85	(0.74)		0.68		2.05	1.74
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.12)	(0.14)		(0.07)		(0.07)	(0.06)
Distributions from net realized gain	0.00	(0.12)	0.00		0.00		0.00	0.00
Total dividends and/or distributions to shareholders	0.00	(0.24)	(0.14)		(0.07)		(0.07)	(0.06)
Net asset value, end of period	$17.56	$15.59	$13.98		$14.86		$14.25	$12.27

Total Return, at Net Asset Value[3]	12.64%	13.31%	(5.02)%		4.77%		16.68%	16.43%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$49,515	$45,222	$41,159		$49,122		$52,433	$53,846
Average net assets (in thousands)	$46,886	$43,838	$48,259		$52,717		$54,751	$55,283
Ratios to average net assets:[4]
Net investment income (loss)	(0.48)%	0.68%	0.19%		0.43%		0.46%	0.62%
Expenses excluding specific expenses listed below	0.73%	0.73%	0.73%		0.73%		0.71%	0.69%
Interest and fees from borrowings	0.00%	0.00%[5]	0.00%[5]		0.00%		0.00%	0.00%
Total expenses[6]	0.73%	0.73%	0.73%		0.73%		0.71%	0.69%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.71%	0.73%	0.73%		0.73%		0.70%	0.69%
Portfolio turnover rate	1%	6%	8%		10%		6%	17%

22      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2017	1.44%
Year Ended January 31, 2017	1.43%
Year Ended January 29, 2016	1.41%
Year Ended January 30, 2015	1.42%
Year Ended January 31, 2014	1.46%
Year Ended January 31, 2013	1.44%

See accompanying Notes to Financial Statements.

23      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

Class Y	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017	Year Ended January 29, 2016[1]	Year Ended January 30, 2015[1]	Year Ended January 31, 2014	Year Ended January 31, 2013
Per Share Operating Data
Net asset value, beginning of period	$15.67	$14.05	$14.94	$14.34	$12.35	$10.66
Income (loss) from investment operations:
Net investment income[2]	0.00[3]	0.18	0.11	0.15	0.16	0.15
Net realized and unrealized gain (loss)	2.02	1.76	(0.77)	0.60	1.98	1.68
Total from investment operations	2.02	1.94	(0.66)	0.75	2.14	1.83
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.20)	(0.23)	(0.15)	(0.15)	(0.14)
Distributions from net realized gain	0.00	(0.12)	0.00	0.00	0.00	0.00
Total dividends and/or distributions to shareholders	0.00	(0.32)	(0.23)	(0.15)	(0.15)	(0.14)
Net asset value, end of period	$17.69	$15.67	$14.05	$14.94	$14.34	$12.35

Total Return, at Net Asset Value[4]	12.89%	13.88%	(4.53)%	5.24%	17.27%	17.20%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,666	$19,517	$20,784	$20,573	$20,263	$15,778
Average net assets (in thousands)	$20,979	$18,820	$22,268	$20,881	$17,842	$14,008
Ratios to average net assets:[5]
Net investment income	0.01%	1.18%	0.71%	1.00%	1.21%	1.35%
Expenses excluding specific expenses listed below	0.23%	0.23%	0.23%	0.23%	0.18%	0.08%
Interest and fees from borrowings	0.00%	0.00%[6]	0.00%[6]	0.00%	0.00%	0.00%
Total expenses[7]	0.23%	0.23%	0.23%	0.23%	0.18%	0.08%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.21%	0.23%	0.23%	0.23%	0.17%	0.08%
Portfolio turnover rate	1%	6%	8%	10%	6%	17%

24      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended July 31, 2017	0.94%
Year Ended January 31, 2017	0.93%
Year Ended January 29, 2016	0.91%
Year Ended January 30, 2015	0.92%
Year Ended January 31, 2014	0.93%
Year Ended January 31, 2013	0.83%

See accompanying Notes to Financial Statements.

25      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS July 31, 2017 Unaudited

1. Organization

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. Equity Investor Fund (the “Fund”) is a series of the Trust whose investment objective is to seek capital appreciation. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

The Fund offers Class A, Class C, Class R and Class Y shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares are permitted, however reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds are allowed. Purchases of Class R shares occurring on or after July 1, 2014, will not be subject to a CDSC upon redemption. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C and Class R shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class R shares are sold only through retirement plans. Retirement plans that offer Class R shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and R shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies followed in the Fund’s preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

26      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

2. Significant Accounting Policies (Continued)

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Dividend distributions received from the Underlying Funds are recorded on the ex-dividend date. Upon receipt of notification from an Underlying Fund, and subsequent to the ex-dividend date, some of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the Underlying Fund and/or increasing the realized gain on sales of investments in the Underlying Fund.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the Prime Rate plus 0.35%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. The Fund has analyzed its tax positions for the fiscal year ended January 31, 2017, including open tax years, and does not believe there are any uncertain tax positions requiring recognition in the Fund’s financial statements.

During the fiscal year ended January 31, 2017, the Fund did not utilize any capital loss

27      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

carryforward to offset capital gains realized in that fiscal year. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. Capital losses with no expiration will be carried forward to future years if not offset by gains.

At period end, it is estimated that there would be no capital loss carryforwards. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the reporting period, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net realized gains presented in those financial statements in accordance with U.S. GAAP. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$556,119,529

Gross unrealized appreciation	$318,761,874
Gross unrealized depreciation	—

Net unrealized appreciation	$318,761,874

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncement. In October 2016, the Securities and Exchange Commission (“SEC”) adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in, and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is for reporting periods ended after August 1,

28      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

2. Significant Accounting Policies (Continued)

2017. The implementation of the rules will not have a material impact on the Fund’s financial statements.

3. Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable investment companies. For each investment company, the net asset value per share for a class of shares is determined as of 4:00 P.M. eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange. This is calculated by dividing the value of the investment company’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

29      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are measured using net asset value and are classified as Level 2 in the fair value hierarchy. The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Investment Companies	$874,881,403	$—	$—	$874,881,403

Total Assets	$874,881,403	$—	$—	$874,881,403

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Risks of Investing in the Underlying Funds. The Fund invests in other mutual funds advised by the Manager. The Underlying Funds are registered open-end management investment companies under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Underlying Funds. The Fund’s Investments in Underlying Funds are included in the Statement of Investments. Shares of Underlying Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Underlying Funds’ expenses, including their management fee.

Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

30      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.

Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended July 31, 2017		Year Ended January 31, 2017
	Shares	Amount	Shares	Amount
Class A
Sold	2,356,887	$38,948,934	4,799,969	$71,456,139
Dividends and/or distributions reinvested	—	—	631,076	9,567,117
Redeemed	(2,694,479)	(44,620,330)	(6,151,717)	(92,258,512)
Net decrease	(337,592)	$(5,671,396)	(720,672)	$(11,235,256)

31      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

6. Shares of Beneficial Interest (Continued)

	Six Months Ended July 31, 2017		Year Ended January 31, 2017
	Shares	Amount	Shares	Amount
Class B
Sold	4,542	$71,129	10,617	$155,045
Dividends and/or distributions reinvested	—	—	7,962	118,561
Redeemed	(391,299)	(6,316,773)	(987,435)	(14,334,264)
Net decrease	(386,757)	$(6,245,644)	(968,856)	$(14,060,658)

Class C
Sold	713,964	$11,525,081	1,703,640	$24,708,434
Dividends and/or distributions reinvested	—	—	134,751	1,994,308
Redeemed	(1,227,750)	(19,828,321)	(2,627,276)	(38,296,592)
Net decrease	(513,786)	$(8,303,240)	(788,885)	$(11,593,850)

Class R
Sold	408,570	$6,816,089	713,032	$10,693,944
Dividends and/or distributions reinvested	—	—	44,344	671,814
Redeemed	(490,031)	(8,076,637)	(800,317)	(12,024,057)
Net decrease	(81,461)	$(1,260,548)	(42,941)	$(658,299)

Class Y
Sold	302,445	$5,031,355	159,505	$2,397,131
Dividends and/or distributions reinvested	—	—	25,519	388,396
Redeemed	(267,117)	(4,419,269)	(418,614)	(5,905,517)
Net increase (decrease)	35,328	$612,086	(233,590)	$(3,119,990)

7. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the reporting period were as follows:

	Purchases	Sales
Investment securities	$10,193,323	$33,615,264

8. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from the Fund’s investments in the Underlying Funds. The weighted indirect management fees collected from the Fund’s investment in the Underlying Funds, as a percent of average daily net assets of the Fund for the reporting period was 0.65%. This amount is gross of any waivers or reimbursements of management fees implemented at the Underlying Fund level. Under the sub-advisory agreement effective January 1, 2013, the Manager pays the Sub-Adviser a percentage of the indirect management fees (after all applicable waivers) from the Fund’s investments in the Underlying Funds.

32      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

8. Fees and Other Transactions with Affiliates (Continued)

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the indirect investment management fee collected by the Manager, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets, which shall be calculated after any applicable fee waivers. Fees incurred and average net assets for each class with respect to these services are detailed in the Statement of Operations and Financial Highlights, respectively.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s Independent Trustees. Benefits are based on years of service and fees paid to each Trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active Independent Trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the reporting period, the Fund’s projected benefit obligations, payments to retired Trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$—
Payments Made to Retired Trustees	—
Accumulated Liability as of July 31, 2017	14,504

The Fund’s Board of Trustees (“Board”) has adopted a compensation deferral plan for Independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees

33      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

8. Fees and Other Transactions with Affiliates (Continued)

under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class B, Class C and Class R Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class R shares pursuant to Rule 12b-1 under the 1940 Act to compensate the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares’ daily net assets and 0.25% on Class R shares’ daily net assets. The Fund also pays a service fee under the Plans at an annual rate of 0.25% of daily net assets. The Plans continue in effect from year to year only if the Fund’s Board of Trustees votes annually to approve their continuance at an in person meeting called for that purpose. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

Sales Charges. Front-end sales charges and CDSC do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor	Class R Contingent Deferred Sales Charges Retained by Distributor
July 31, 2017	$259,748	$—	$5,436	$9,039	$—

34      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

8. Fees and Other Transactions with Affiliates (Continued)

Waivers and Reimbursements of Expenses. Prior to June 1, 2017, the Manager voluntarily waived fees and/or reimbursed the Fund for certain expenses in order to limit “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses”, (the combined direct (Fund level) and indirect (Underlying Fund level) expenses), will not exceed the annual rate of 1.45%, 2.20%, 2.20%, 1.70% and 1.20%, for Class A, Class B, Class C, Class R and Class Y, respectively. Effective June 1, 2017, this expense limitation has been removed.

Effective January 1, 2017, the Transfer Agent has voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to 0.015% of average annual net assets for Classes A, B, C, R and Y.

During the reporting period, the Transfer Agent waived fees and/or reimbursed the Fund for transfer agent and shareholder servicing agent fees as follows:

Class A	$49,393
Class B	1,011
Class C	16,249
Class R	4,055
Class Y	1,806

This fee waiver and/or reimbursement may be terminated at any time.

During the reporting period, the Manager voluntarily reimbursed the Fund $5,978 for certain transactions. The payment is reported separately in the Statement of Operations and increased the Fund’s total returns by less than 0.005%.

35      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Guidelines under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Guidelines is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

36      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
Beth Ann Brown, Trustee
Edmund P. Giambastiani, Jr., Trustee
Elizabeth Krentzman, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Joanne Pace, Trustee
Daniel Vandivort, Trustee
Arthur P. Steinmetz, Trustee, President and Principal Executive Officer
Mark Hamilton, Vice President
Dokyoung Lee, Vice President
Cynthia Lo Bessette, Secretary and Chief Legal Officer
Jennifer Foxson, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money
Laundering Officer
Brian S. Petersen, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder	OFI Global Asset Management, Inc.
Servicing Agent

Sub-Transfer Agent	Shareholder Services, Inc.
DBA OppenheimerFunds Services

Independent Registered	KPMG LLP
Public Accounting Firm

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2017 OppenheimerFunds, Inc. All rights reserved.

37      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain nonpublic personal information about our shareholders from the following sources:

●	Applications or other forms
●	When you create a user ID and password for online account access
●	When you enroll in eDocs DirectSM our electronic document delivery service
●	Your transactions with us, our affiliates or others
●	Technologies on our website, including: “cookies” and web beacons, which are used to collect data on the pages you visit and the features you use.

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

Copies of confirmations, account statements and other documents reporting activity in your fund accounts are made available to your financial advisor (as designated by you). We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

38      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website. As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

●	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 256-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.
●	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
●	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, safeguard that information. Also, take special precautions when accessing your account on a computer used by others.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated November 2016. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about this privacy policy, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).

39      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

Visit us at oppenheimerfunds.com for 24-hr access to

account information and transactions or call us at 800.CALL

OPP (800.225.5677) for 24-hr automated information and

automated transactions. Representatives also available

Mon–Fri 8am-8pm ET.

Visit Us oppenheimerfunds.com

Call Us 800 225 5677

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.

225 Liberty Street, New York, NY 10281-1008

© 2017 OppenheimerFunds Distributor, Inc. All rights reserved.

RS0555.001.0717 September 26, 2017

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 7/31/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Portfolio Series

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	9/12/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	9/12/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	9/12/2017